Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.1%)
U.S. Government Securities (0.1%)
	United States Treasury Note/Bond	3.750%	5/15/28	5,100	5,085
	United States Treasury Note/Bond	3.875%	4/30/30	7,265	7,238
[1]	United States Treasury Note/Bond	4.000%	5/31/30	50,000	50,106
Total U.S. Government and Agency Obligations (Cost $62,404)					62,429
Corporate Bonds (98.6%)
Communications (4.9%)
	Alphabet Inc.	0.800%	8/15/27	15,884	14,819
	Alphabet Inc.	4.000%	5/15/30	15,950	15,794
	America Movil SAB de CV	3.625%	4/22/29	11,199	10,792
	America Movil SAB de CV	2.875%	5/7/30	12,380	11,313
	AppLovin Corp.	5.125%	12/1/29	17,146	17,277
	AT&T Inc.	2.950%	7/15/26	300	295
	AT&T Inc.	3.800%	2/15/27	5,266	5,213
	AT&T Inc.	4.250%	3/1/27	26,010	25,933
	AT&T Inc.	2.300%	6/1/27	52,347	50,240
	AT&T Inc.	1.650%	2/1/28	42,018	39,110
[2]	AT&T Inc.	4.100%	2/15/28	34,984	34,724
	AT&T Inc.	4.350%	3/1/29	40,267	40,075
[2]	AT&T Inc.	4.300%	2/15/30	30,735	30,419
[1]	AT&T Inc.	4.700%	8/15/30	15,450	15,501
	Baidu Inc.	1.625%	2/23/27	4,710	4,492
	Baidu Inc.	3.625%	7/6/27	10,660	10,479
	Baidu Inc.	4.375%	3/29/28	7,842	7,822
	Baidu Inc.	4.875%	11/14/28	4,645	4,700
	Booking Holdings Inc.	3.600%	6/1/26	19,775	19,624
	Booking Holdings Inc.	4.625%	4/13/30	14,759	14,833
	Charter Communications Operating LLC	6.150%	11/10/26	22,560	22,957
	Charter Communications Operating LLC	3.750%	2/15/28	27,929	27,238
	Charter Communications Operating LLC	2.250%	1/15/29	19,958	18,238
	Charter Communications Operating LLC	5.050%	3/30/29	20,038	20,118
	Charter Communications Operating LLC	6.100%	6/1/29	28,685	29,854
	Comcast Corp.	2.350%	1/15/27	37,671	36,499
	Comcast Corp.	3.300%	2/1/27	35,655	35,063
	Comcast Corp.	3.300%	4/1/27	20,007	19,640
	Comcast Corp.	5.350%	11/15/27	10,216	10,460
	Comcast Corp.	3.150%	2/15/28	6,336	6,148
	Comcast Corp.	3.550%	5/1/28	14,252	13,960
	Comcast Corp.	4.150%	10/15/28	76,558	76,085
	Comcast Corp.	4.550%	1/15/29	9,538	9,597
	Comcast Corp.	5.100%	6/1/29	12,750	13,079
	Comcast Corp.	2.650%	2/1/30	22,578	20,802
	Comcast Corp.	3.400%	4/1/30	17,627	16,739
	Discovery Communications LLC	3.950%	3/20/28	37,922	36,189
	Discovery Communications LLC	4.125%	5/15/29	7,742	7,195
	Discovery Communications LLC	3.625%	5/15/30	5,835	5,158
	Expedia Group Inc.	4.625%	8/1/27	22,450	22,456
	Expedia Group Inc.	3.250%	2/15/30	23,786	22,186
	Fox Corp.	4.709%	1/25/29	45,539	45,648
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	14,053	14,063
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	9,979	10,015
	Meta Platforms Inc.	3.500%	8/15/27	46,731	46,143
	Meta Platforms Inc.	4.600%	5/15/28	30,576	31,075
	Meta Platforms Inc.	4.300%	8/15/29	23,280	23,370
	Netflix Inc.	4.375%	11/15/26	17,352	17,379
	Netflix Inc.	4.875%	4/15/28	40,155	40,792
	Netflix Inc.	5.875%	11/15/28	37,923	39,775
	Netflix Inc.	6.375%	5/15/29	11,895	12,739
	Paramount Global	3.700%	6/1/28	13,041	12,605
	Paramount Global	4.200%	6/1/29	15,886	15,353
	Rogers Communications Inc.	3.200%	3/15/27	10,238	10,011
	Rogers Communications Inc.	5.000%	2/15/29	33,592	33,834

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sprint Capital Corp.	6.875%	11/15/28	49,467	52,924
	Take-Two Interactive Software Inc.	3.700%	4/14/27	6,423	6,320
	Take-Two Interactive Software Inc.	4.950%	3/28/28	13,881	14,022
	Telefonica Emisiones SA	4.103%	3/8/27	25,089	24,909
	TELUS Corp.	2.800%	2/16/27	13,482	13,085
	T-Mobile USA Inc.	3.750%	4/15/27	57,093	56,360
	T-Mobile USA Inc.	4.750%	2/1/28	26,491	26,499
	T-Mobile USA Inc.	2.050%	2/15/28	43,635	41,005
	T-Mobile USA Inc.	4.950%	3/15/28	5,867	5,951
	T-Mobile USA Inc.	4.850%	1/15/29	9,781	9,876
	T-Mobile USA Inc.	2.625%	2/15/29	19,270	17,944
	T-Mobile USA Inc.	2.400%	3/15/29	18,689	17,260
	T-Mobile USA Inc.	3.375%	4/15/29	37,410	35,693
	T-Mobile USA Inc.	4.200%	10/1/29	24,307	23,945
	T-Mobile USA Inc.	3.875%	4/15/30	68,999	66,548
	T-Mobile USA Inc.	3.500%	4/15/31	10,000	9,293
[2]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	9,939	9,672
[2]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	15,740	15,395
	Uber Technologies Inc.	4.300%	1/15/30	28,826	28,438
	Verizon Communications Inc.	4.125%	3/16/27	29,385	29,265
	Verizon Communications Inc.	3.000%	3/22/27	4,762	4,646
	Verizon Communications Inc.	2.100%	3/22/28	48,044	45,199
	Verizon Communications Inc.	4.329%	9/21/28	71,072	70,913
	Verizon Communications Inc.	4.016%	12/3/29	68,842	67,344
	Verizon Communications Inc.	3.150%	3/22/30	23,671	22,205
	Walt Disney Co.	3.375%	11/15/26	2,380	2,352
	Walt Disney Co.	3.700%	3/23/27	4,195	4,177
	Walt Disney Co.	2.200%	1/13/28	6,253	5,976
	Walt Disney Co.	2.000%	9/1/29	14,362	13,088
	Walt Disney Co.	3.800%	3/22/30	9,074	8,865
	Warnermedia Holdings Inc.	3.755%	3/15/27	64,618	62,655
	Warnermedia Holdings Inc.	4.054%	3/15/29	11,555	10,767
					2,018,509
Consumer Discretionary (7.1%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	38,155	37,251
[3]	Alibaba Group Holding Ltd.	4.875%	5/26/30	14,700	14,931
	Amazon.com Inc.	3.300%	4/13/27	34,579	34,107
	Amazon.com Inc.	1.200%	6/3/27	19,890	18,796
	Amazon.com Inc.	3.150%	8/22/27	65,360	64,020
	Amazon.com Inc.	4.550%	12/1/27	40,776	41,207
	Amazon.com Inc.	1.650%	5/12/28	40,515	37,883
	Amazon.com Inc.	3.450%	4/13/29	15,134	14,808
	Amazon.com Inc.	4.650%	12/1/29	15,886	16,173
[2]	American Honda Finance Corp.	5.250%	7/7/26	6,476	6,525
[2]	American Honda Finance Corp.	1.300%	9/9/26	12,356	11,859
[2]	American Honda Finance Corp.	2.300%	9/9/26	15,681	15,241
[2]	American Honda Finance Corp.	4.400%	10/5/26	13,798	13,770
[2]	American Honda Finance Corp.	2.350%	1/8/27	15,737	15,205
	American Honda Finance Corp.	4.900%	3/12/27	7,520	7,565
[2]	American Honda Finance Corp.	4.450%	10/22/27	14,711	14,674
	American Honda Finance Corp.	4.700%	1/12/28	10,894	10,940
[2]	American Honda Finance Corp.	3.500%	2/15/28	7,762	7,556
	American Honda Finance Corp.	4.550%	3/3/28	11,312	11,316
[2]	American Honda Finance Corp.	2.000%	3/24/28	19,415	18,131
[2]	American Honda Finance Corp.	5.125%	7/7/28	10,464	10,629
	American Honda Finance Corp.	5.650%	11/15/28	12,582	12,995
[2]	American Honda Finance Corp.	2.250%	1/12/29	2,551	2,347
	American Honda Finance Corp.	4.900%	3/13/29	7,970	8,031
[2]	American Honda Finance Corp.	4.400%	9/5/29	15,699	15,526
	American Honda Finance Corp.	4.800%	3/5/30	18,147	18,177
	Aptiv Swiss Holdings Ltd.	4.350%	3/15/29	2,730	2,667
	Aptiv Swiss Holdings Ltd.	4.650%	9/13/29	8,145	8,016
	AutoNation Inc.	3.800%	11/15/27	1,908	1,863
	AutoZone Inc.	3.750%	6/1/27	13,559	13,385
	AutoZone Inc.	4.500%	2/1/28	8,272	8,294
	AutoZone Inc.	6.250%	11/1/28	9,478	10,009
	AutoZone Inc.	3.750%	4/18/29	9,711	9,416
	AutoZone Inc.	5.100%	7/15/29	10,945	11,146
	AutoZone Inc.	4.000%	4/15/30	2,561	2,483

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AutoZone Inc.	5.125%	6/15/30	6,430	6,532
Best Buy Co. Inc.	4.450%	10/1/28	8,398	8,393
Block Financial LLC	2.500%	7/15/28	8,506	7,924
BorgWarner Inc.	2.650%	7/1/27	17,863	17,159
BorgWarner Inc.	4.950%	8/15/29	2,207	2,214
Brunswick Corp.	5.850%	3/18/29	6,786	6,899
Choice Hotels International Inc.	3.700%	12/1/29	7,000	6,546
Darden Restaurants Inc.	3.850%	5/1/27	8,440	8,327
Darden Restaurants Inc.	4.350%	10/15/27	6,445	6,420
Darden Restaurants Inc.	4.550%	10/15/29	4,500	4,460
DR Horton Inc.	1.300%	10/15/26	10,562	10,120
DR Horton Inc.	1.400%	10/15/27	546	509
eBay Inc.	3.600%	6/5/27	14,703	14,482
eBay Inc.	5.950%	11/22/27	3,911	4,047
eBay Inc.	2.700%	3/11/30	15,500	14,229
Ford Motor Co.	4.346%	12/8/26	8,670	8,548
Ford Motor Co.	9.625%	4/22/30	5,000	5,672
Ford Motor Credit Co. LLC	6.950%	6/10/26	7,902	7,989
Ford Motor Credit Co. LLC	4.542%	8/1/26	23,088	22,759
Ford Motor Credit Co. LLC	5.125%	11/5/26	29,520	29,254
Ford Motor Credit Co. LLC	4.271%	1/9/27	28,925	28,280
Ford Motor Credit Co. LLC	5.850%	5/17/27	20,887	20,855
Ford Motor Credit Co. LLC	4.950%	5/28/27	29,549	29,094
Ford Motor Credit Co. LLC	4.125%	8/17/27	21,729	20,963
Ford Motor Credit Co. LLC	3.815%	11/2/27	18,036	17,199
Ford Motor Credit Co. LLC	7.350%	11/4/27	12,497	12,862
Ford Motor Credit Co. LLC	2.900%	2/16/28	16,806	15,558
Ford Motor Credit Co. LLC	6.800%	5/12/28	27,574	28,159
Ford Motor Credit Co. LLC	6.798%	11/7/28	24,302	24,829
Ford Motor Credit Co. LLC	5.800%	3/8/29	14,499	14,306
Ford Motor Credit Co. LLC	5.113%	5/3/29	30,064	28,917
Ford Motor Credit Co. LLC	5.303%	9/6/29	29,345	28,389
Ford Motor Credit Co. LLC	5.875%	11/7/29	43,514	42,971
Fortune Brands Innovations Inc.	3.250%	9/15/29	11,415	10,720
General Motors Co.	4.200%	10/1/27	10,432	10,256
General Motors Co.	6.800%	10/1/27	15,497	16,069
General Motors Co.	5.350%	4/15/28	7,500	7,564
General Motors Co.	5.000%	10/1/28	10,931	10,934
General Motors Co.	5.400%	10/15/29	7,709	7,761
General Motors Co.	5.625%	4/15/30	15,450	15,582
General Motors Financial Co. Inc.	4.000%	10/6/26	14,266	14,101
General Motors Financial Co. Inc.	4.350%	1/17/27	34,510	34,191
General Motors Financial Co. Inc.	2.350%	2/26/27	9,562	9,146
General Motors Financial Co. Inc.	5.000%	4/9/27	26,640	26,678
General Motors Financial Co. Inc.	5.400%	5/8/27	27,892	28,129
General Motors Financial Co. Inc.	5.000%	7/15/27	4,400	4,404
General Motors Financial Co. Inc.	5.350%	7/15/27	19,526	19,672
General Motors Financial Co. Inc.	2.700%	8/20/27	21,839	20,787
General Motors Financial Co. Inc.	6.000%	1/9/28	600	615
General Motors Financial Co. Inc.	5.050%	4/4/28	7,419	7,439
General Motors Financial Co. Inc.	2.400%	4/10/28	26,701	24,889
General Motors Financial Co. Inc.	5.800%	6/23/28	27,249	27,818
General Motors Financial Co. Inc.	2.400%	10/15/28	3,000	2,759
General Motors Financial Co. Inc.	5.800%	1/7/29	23,135	23,636
General Motors Financial Co. Inc.	5.650%	1/17/29	50	51
General Motors Financial Co. Inc.	4.300%	4/6/29	4,400	4,263
General Motors Financial Co. Inc.	5.550%	7/15/29	34,712	35,075
General Motors Financial Co. Inc.	4.900%	10/6/29	21,622	21,301
General Motors Financial Co. Inc.	5.350%	1/7/30	34,117	34,136
General Motors Financial Co. Inc.	5.850%	4/6/30	6,366	6,501
General Motors Financial Co. Inc.	5.450%	7/15/30	5,600	5,609
Genuine Parts Co.	4.950%	8/15/29	11,030	11,131
GXO Logistics Inc.	6.250%	5/6/29	11,457	11,738
Hasbro Inc.	3.900%	11/19/29	13,529	12,896
Home Depot Inc.	5.150%	6/25/26	29,484	29,748
Home Depot Inc.	2.125%	9/15/26	18,316	17,851
Home Depot Inc.	4.950%	9/30/26	1,225	1,236
Home Depot Inc.	2.500%	4/15/27	21,306	20,677
Home Depot Inc.	2.875%	4/15/27	19,384	18,934
Home Depot Inc.	4.875%	6/25/27	200	203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	2.800%	9/14/27	22,975	22,304
	Home Depot Inc.	3.900%	12/6/28	16,535	16,392
	Home Depot Inc.	4.900%	4/15/29	18,502	18,913
	Home Depot Inc.	2.950%	6/15/29	25,350	24,093
	Home Depot Inc.	4.750%	6/25/29	21,051	21,376
	Home Depot Inc.	2.700%	4/15/30	31,600	29,220
	Honda Motor Co. Ltd.	2.534%	3/10/27	25,275	24,432
	Hyatt Hotels Corp.	5.750%	1/30/27	7,250	7,376
	Hyatt Hotels Corp.	5.050%	3/30/28	4,991	5,015
	Hyatt Hotels Corp.	4.375%	9/15/28	3,520	3,474
	Hyatt Hotels Corp.	5.250%	6/30/29	4,462	4,497
	Hyatt Hotels Corp.	5.750%	4/23/30	10,928	11,126
	JD.com Inc.	3.375%	1/14/30	11,773	11,171
	Las Vegas Sands Corp.	3.500%	8/18/26	12,267	12,006
	Las Vegas Sands Corp.	5.900%	6/1/27	11,545	11,687
	Las Vegas Sands Corp.	5.625%	6/15/28	4,050	4,060
	Las Vegas Sands Corp.	3.900%	8/8/29	13,488	12,652
	Las Vegas Sands Corp.	6.000%	6/14/30	8,500	8,591
	Lear Corp.	4.250%	5/15/29	6,485	6,317
	Leggett & Platt Inc.	3.500%	11/15/27	6,647	6,404
	Leggett & Platt Inc.	4.400%	3/15/29	14,321	13,739
	Leland Stanford Junior University	1.289%	6/1/27	7,258	6,857
	Lennar Corp.	5.250%	6/1/26	4,365	4,373
	Lennar Corp.	5.000%	6/15/27	5,174	5,198
	Lennar Corp.	4.750%	11/29/27	5,586	5,605
	Lowe's Cos. Inc.	3.350%	4/1/27	12,547	12,329
	Lowe's Cos. Inc.	3.100%	5/3/27	32,024	31,304
	Lowe's Cos. Inc.	1.300%	4/15/28	15,824	14,552
	Lowe's Cos. Inc.	1.700%	9/15/28	16,404	15,056
	Lowe's Cos. Inc.	3.650%	4/5/29	22,081	21,425
	Lowe's Cos. Inc.	4.500%	4/15/30	17,042	17,009
	Magna International Inc.	5.050%	3/14/29	10,166	10,288
[2]	Marriott International Inc.	3.125%	6/15/26	2	2
	Marriott International Inc.	5.000%	10/15/27	10,042	10,169
[2]	Marriott International Inc.	4.000%	4/15/28	8,741	8,615
	Marriott International Inc.	5.550%	10/15/28	13,918	14,348
[2]	Marriott International Inc.	4.650%	12/1/28	3,622	3,629
	Marriott International Inc.	4.900%	4/15/29	16,246	16,381
	Marriott International Inc.	4.875%	5/15/29	9,003	9,070
[2]	Marriott International Inc.	4.625%	6/15/30	5,000	4,962
	Masco Corp.	3.500%	11/15/27	3,164	3,080
	Masco Corp.	1.500%	2/15/28	2,487	2,290
[2]	McDonald's Corp.	3.500%	3/1/27	16,231	16,015
[2]	McDonald's Corp.	3.500%	7/1/27	19,731	19,434
[2]	McDonald's Corp.	3.800%	4/1/28	16,143	15,941
	McDonald's Corp.	4.800%	8/14/28	7,988	8,105
[2]	McDonald's Corp.	5.000%	5/17/29	10,455	10,682
[2]	McDonald's Corp.	2.625%	9/1/29	8,567	7,992
[2]	McDonald's Corp.	2.125%	3/1/30	5,000	4,492
	McDonald's Corp.	4.600%	5/15/30	11,433	11,463
	MDC Holdings Inc.	3.850%	1/15/30	7,604	7,208
	Meritage Homes Corp.	5.125%	6/6/27	5,870	5,921
	Mohawk Industries Inc.	5.850%	9/18/28	10,270	10,597
	Mohawk Industries Inc.	3.625%	5/15/30	7,000	6,595
	NIKE Inc.	2.375%	11/1/26	17,903	17,459
	NIKE Inc.	2.750%	3/27/27	22,446	21,872
	NIKE Inc.	2.850%	3/27/30	19,020	17,763
	O'Reilly Automotive Inc.	5.750%	11/20/26	1,241	1,262
	O'Reilly Automotive Inc.	3.600%	9/1/27	20,845	20,460
	O'Reilly Automotive Inc.	3.900%	6/1/29	16,671	16,250
	Owens Corning	5.500%	6/15/27	9,590	9,746
	Owens Corning	3.950%	8/15/29	5,263	5,101
	Owens Corning	3.500%	2/15/30	5,450	5,152
	Polaris Inc.	6.950%	3/15/29	8,949	9,282
	Royal Caribbean Cruises Ltd.	7.500%	10/15/27	3,500	3,683
	Royal Caribbean Cruises Ltd.	3.700%	3/15/28	5,000	4,826
	Sands China Ltd.	2.300%	3/8/27	10,606	10,090
	Sands China Ltd.	5.400%	8/8/28	27,990	27,924
	Sands China Ltd.	2.850%	3/8/29	11,722	10,630
	Snap-on Inc.	3.250%	3/1/27	5,581	5,473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stanley Black & Decker Inc.	6.000%	3/6/28	530	549
	Stanley Black & Decker Inc.	4.250%	11/15/28	11,458	11,308
	Stanley Black & Decker Inc.	2.300%	3/15/30	5,000	4,407
	Starbucks Corp.	2.450%	6/15/26	11,009	10,777
	Starbucks Corp.	4.850%	2/8/27	20,665	20,801
	Starbucks Corp.	2.000%	3/12/27	8,401	8,043
	Starbucks Corp.	3.500%	3/1/28	9,578	9,344
	Starbucks Corp.	4.500%	5/15/28	7,450	7,445
	Starbucks Corp.	3.550%	8/15/29	12,369	11,912
	Starbucks Corp.	2.250%	3/12/30	15,818	14,171
	Starbucks Corp.	4.800%	5/15/30	7,700	7,726
[2]	Tapestry Inc.	4.125%	7/15/27	8,295	8,200
	Tapestry Inc.	5.100%	3/11/30	15,070	15,077
	TJX Cos. Inc.	2.250%	9/15/26	4,772	4,656
	TJX Cos. Inc.	3.875%	4/15/30	9,596	9,405
	Toll Brothers Finance Corp.	4.350%	2/15/28	7,665	7,577
	Toll Brothers Finance Corp.	3.800%	11/1/29	3,971	3,805
	Toyota Motor Corp.	5.275%	7/13/26	5,284	5,335
	Toyota Motor Corp.	5.118%	7/13/28	9,316	9,522
	Toyota Motor Corp.	2.760%	7/2/29	9,903	9,302
[2]	Toyota Motor Credit Corp.	1.125%	6/18/26	25,815	24,958
	Toyota Motor Credit Corp.	4.550%	8/7/26	20,013	20,057
[2]	Toyota Motor Credit Corp.	5.000%	8/14/26	6,299	6,345
	Toyota Motor Credit Corp.	5.400%	11/20/26	19,144	19,439
	Toyota Motor Credit Corp.	4.600%	1/8/27	16,896	16,982
[2]	Toyota Motor Credit Corp.	3.200%	1/11/27	24,426	23,998
[2]	Toyota Motor Credit Corp.	1.900%	1/13/27	9,659	9,294
[2]	Toyota Motor Credit Corp.	5.000%	3/19/27	16,718	16,919
[2]	Toyota Motor Credit Corp.	3.050%	3/22/27	21,594	21,116
	Toyota Motor Credit Corp.	4.500%	5/14/27	13,500	13,542
[2]	Toyota Motor Credit Corp.	1.150%	8/13/27	8,312	7,771
[2]	Toyota Motor Credit Corp.	4.550%	9/20/27	25,802	25,920
[2]	Toyota Motor Credit Corp.	4.350%	10/8/27	6,296	6,297
	Toyota Motor Credit Corp.	5.450%	11/10/27	14,198	14,559
[2]	Toyota Motor Credit Corp.	3.050%	1/11/28	6,066	5,875
	Toyota Motor Credit Corp.	4.625%	1/12/28	6,003	6,048
[2]	Toyota Motor Credit Corp.	1.900%	4/6/28	16,480	15,441
[2]	Toyota Motor Credit Corp.	4.650%	1/5/29	6,700	6,748
	Toyota Motor Credit Corp.	3.650%	1/8/29	8,393	8,168
	Toyota Motor Credit Corp.	5.050%	5/16/29	3,896	3,979
[2]	Toyota Motor Credit Corp.	4.450%	6/29/29	15,365	15,365
	Toyota Motor Credit Corp.	4.550%	8/9/29	19,085	19,120
	Toyota Motor Credit Corp.	4.950%	1/9/30	12,111	12,295
[2]	Toyota Motor Credit Corp.	3.375%	4/1/30	13,345	12,636
	Toyota Motor Credit Corp.	4.800%	5/15/30	10,650	10,718
[2]	Toyota Motor Credit Corp.	4.550%	5/17/30	10,000	9,978
					2,942,042
Consumer Staples (5.6%)
	Altria Group Inc.	2.625%	9/16/26	10,774	10,524
	Altria Group Inc.	4.875%	2/4/28	6,660	6,721
	Altria Group Inc.	6.200%	11/1/28	11,039	11,598
	Altria Group Inc.	4.800%	2/14/29	35,215	35,348
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	78,682	79,772
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	16,850	16,143
	Archer-Daniels-Midland Co.	2.500%	8/11/26	17,213	16,851
	Archer-Daniels-Midland Co.	3.250%	3/27/30	9,400	8,891
	Avery Dennison Corp.	4.875%	12/6/28	8,887	8,966
	Avery Dennison Corp.	2.650%	4/30/30	6,390	5,784
	BAT Capital Corp.	3.215%	9/6/26	23,061	22,675
	BAT Capital Corp.	3.557%	8/15/27	45,866	44,863
	BAT Capital Corp.	2.259%	3/25/28	31,807	29,906
	BAT Capital Corp.	3.462%	9/6/29	11,752	11,171
	BAT Capital Corp.	4.906%	4/2/30	15,000	15,069
	BAT Capital Corp.	6.343%	8/2/30	4,165	4,441
	BAT International Finance plc	4.448%	3/16/28	22,727	22,647
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	17,611	17,343
	Bunge Ltd. Finance Corp.	4.100%	1/7/28	1,770	1,756
	Bunge Ltd. Finance Corp.	4.200%	9/17/29	15,336	15,137
	Campbell's Co.	5.200%	3/19/27	8,668	8,770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Campbell's Co.	4.150%	3/15/28	9,463	9,382
	Campbell's Co.	5.200%	3/21/29	17,890	18,200
	Church & Dwight Co. Inc.	3.150%	8/1/27	1,486	1,449
	Clorox Co.	3.100%	10/1/27	8,147	7,914
	Clorox Co.	4.400%	5/1/29	17,699	17,705
	Clorox Co.	1.800%	5/15/30	2,261	1,974
	Coca-Cola Co.	3.375%	3/25/27	17,059	16,877
	Coca-Cola Co.	2.900%	5/25/27	856	838
	Coca-Cola Co.	1.450%	6/1/27	31,583	30,064
	Coca-Cola Co.	1.000%	3/15/28	17,999	16,626
	Coca-Cola Co.	2.125%	9/6/29	15,959	14,716
	Coca-Cola Co.	1.650%	6/1/30	9,600	8,443
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	13,745	14,058
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	18,795	17,377
	Colgate-Palmolive Co.	3.100%	8/15/27	11,312	11,096
	Colgate-Palmolive Co.	4.600%	3/1/28	6,875	6,986
	Colgate-Palmolive Co.	4.200%	5/1/30	3,625	3,610
	Conagra Brands Inc.	5.300%	10/1/26	3,358	3,383
	Conagra Brands Inc.	1.375%	11/1/27	16,988	15,724
	Conagra Brands Inc.	4.850%	11/1/28	32,917	33,041
[2]	Conopco Inc.	7.250%	12/15/26	472	492
	Constellation Brands Inc.	3.700%	12/6/26	16,332	16,146
	Constellation Brands Inc.	3.500%	5/9/27	16,050	15,726
	Constellation Brands Inc.	4.350%	5/9/27	6,369	6,349
	Constellation Brands Inc.	4.650%	11/15/28	16,532	16,541
	Constellation Brands Inc.	4.800%	1/15/29	4,133	4,153
	Constellation Brands Inc.	3.150%	8/1/29	14,384	13,543
	Constellation Brands Inc.	4.800%	5/1/30	1,825	1,824
	Costco Wholesale Corp.	3.000%	5/18/27	18,812	18,454
	Costco Wholesale Corp.	1.375%	6/20/27	22,349	21,186
	Costco Wholesale Corp.	1.600%	4/20/30	23,000	20,312
	Diageo Capital plc	5.375%	10/5/26	7,696	7,783
	Diageo Capital plc	5.300%	10/24/27	18,070	18,449
	Diageo Capital plc	2.375%	10/24/29	17,588	16,182
	Diageo Investment Corp.	5.125%	8/15/30	11,000	11,220
	Dollar General Corp.	4.625%	11/1/27	14,521	14,510
	Dollar General Corp.	4.125%	5/1/28	12,842	12,664
	Dollar General Corp.	5.200%	7/5/28	12,287	12,455
	Dollar General Corp.	3.500%	4/3/30	5,000	4,679
	Dollar Tree Inc.	4.200%	5/15/28	20,174	19,845
	Estee Lauder Cos. Inc.	3.150%	3/15/27	9,689	9,486
	Estee Lauder Cos. Inc.	4.375%	5/15/28	9,327	9,338
	General Mills Inc.	4.700%	1/30/27	9,871	9,911
	General Mills Inc.	3.200%	2/10/27	16,088	15,786
	General Mills Inc.	4.200%	4/17/28	27,852	27,702
	General Mills Inc.	5.500%	10/17/28	7,257	7,482
	General Mills Inc.	4.875%	1/30/30	4,034	4,070
	General Mills Inc.	2.875%	4/15/30	2,411	2,218
	Haleon US Capital LLC	3.375%	3/24/27	32,866	32,314
	Haleon US Capital LLC	3.375%	3/24/29	20,408	19,593
	Hershey Co.	2.300%	8/15/26	8,153	7,971
	Hershey Co.	4.550%	2/24/28	4,638	4,683
	Hershey Co.	4.250%	5/4/28	7,901	7,940
	Hershey Co.	4.750%	2/24/30	8,275	8,380
	Hormel Foods Corp.	4.800%	3/30/27	9,559	9,641
	Hormel Foods Corp.	1.700%	6/3/28	11,669	10,822
	Ingredion Inc.	3.200%	10/1/26	386	379
	J M Smucker Co.	3.375%	12/15/27	8,486	8,310
	J M Smucker Co.	5.900%	11/15/28	12,063	12,640
	J M Smucker Co.	2.375%	3/15/30	2,861	2,577
	JBS USA Holding Lux Sarl	2.500%	1/15/27	24,182	23,349
	JBS USA Holding Lux Sarl	5.125%	2/1/28	5,318	5,375
	JBS USA Holding Lux Sarl	5.500%	1/15/30	3,198	3,236
	Kellanova	3.400%	11/15/27	500	490
	Kellanova	4.300%	5/15/28	15,163	15,180
	Kenvue Inc.	5.050%	3/22/28	26,480	27,144
	Kenvue Inc.	5.000%	3/22/30	9,940	10,187
	Keurig Dr Pepper Inc.	2.550%	9/15/26	5,054	4,931
[2]	Keurig Dr Pepper Inc.	5.100%	3/15/27	10,497	10,596
	Keurig Dr Pepper Inc.	4.597%	5/25/28	21,262	21,348

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Keurig Dr Pepper Inc.	5.050%	3/15/29	21,745	22,062
Keurig Dr Pepper Inc.	3.950%	4/15/29	17,960	17,552
Keurig Dr Pepper Inc.	4.600%	5/15/30	7,500	7,465
Kimberly-Clark Corp.	3.950%	11/1/28	4,406	4,375
Kimberly-Clark Corp.	3.200%	4/25/29	4,450	4,287
Kimberly-Clark Corp.	3.100%	3/26/30	11,029	10,429
Kraft Heinz Foods Co.	3.000%	6/1/26	34,148	33,623
Kraft Heinz Foods Co.	3.875%	5/15/27	29,834	29,484
Kraft Heinz Foods Co.	3.750%	4/1/30	9,593	9,179
Kroger Co.	2.650%	10/15/26	23,303	22,745
Kroger Co.	3.700%	8/1/27	9,396	9,253
Kroger Co.	4.500%	1/15/29	10,711	10,741
McCormick & Co. Inc.	3.400%	8/15/27	12,388	12,108
Molson Coors Beverage Co.	3.000%	7/15/26	35,709	35,112
Mondelez International Inc.	2.625%	3/17/27	17,268	16,758
Mondelez International Inc.	4.250%	5/6/28	10,000	9,990
Mondelez International Inc.	4.125%	5/7/28	628	625
Mondelez International Inc.	4.750%	2/20/29	5,615	5,679
Mondelez International Inc.	2.750%	4/13/30	11,000	10,091
PepsiCo Inc.	2.375%	10/6/26	15,637	15,269
PepsiCo Inc.	5.125%	11/10/26	6,530	6,614
PepsiCo Inc.	4.400%	2/7/27	4,525	4,543
PepsiCo Inc.	2.625%	3/19/27	13,222	12,882
PepsiCo Inc.	3.000%	10/15/27	26,208	25,525
PepsiCo Inc.	4.450%	2/7/28	13,705	13,827
PepsiCo Inc.	3.600%	2/18/28	10,404	10,274
PepsiCo Inc.	4.450%	5/15/28	11,978	12,109
PepsiCo Inc.	7.000%	3/1/29	9,068	9,925
PepsiCo Inc.	2.625%	7/29/29	16,517	15,496
PepsiCo Inc.	2.750%	3/19/30	16,915	15,752
PepsiCo Inc.	1.625%	5/1/30	16,890	14,833
Pepsico Singapore Financing I Pte. Ltd.	4.550%	2/16/29	2,760	2,782
Philip Morris International Inc.	4.750%	2/12/27	16,477	16,600
Philip Morris International Inc.	3.125%	8/17/27	890	868
Philip Morris International Inc.	4.375%	11/1/27	12,367	12,365
Philip Morris International Inc.	5.125%	11/17/27	33,014	33,599
Philip Morris International Inc.	4.875%	2/15/28	32,976	33,418
Philip Morris International Inc.	4.125%	4/28/28	12,660	12,581
Philip Morris International Inc.	4.875%	2/13/29	22,570	22,846
Philip Morris International Inc.	3.375%	8/15/29	6,020	5,771
Philip Morris International Inc.	4.625%	11/1/29	15,163	15,207
Philip Morris International Inc.	5.625%	11/17/29	20,327	21,207
Philip Morris International Inc.	5.125%	2/15/30	29,769	30,406
Philip Morris International Inc.	4.375%	4/30/30	12,860	12,715
Philip Morris International Inc.	2.100%	5/1/30	6,700	5,958
Philip Morris International Inc.	1.750%	11/1/30	8,285	7,137
Procter & Gamble Co.	2.450%	11/3/26	24,791	24,258
Procter & Gamble Co.	1.900%	2/1/27	1,749	1,690
Procter & Gamble Co.	2.850%	8/11/27	14,798	14,429
Procter & Gamble Co.	3.950%	1/26/28	14,399	14,438
Procter & Gamble Co.	4.350%	1/29/29	17,747	17,924
Procter & Gamble Co.	3.000%	3/25/30	18,600	17,635
Procter & Gamble Co.	4.050%	5/1/30	5,185	5,142
Sysco Corp.	3.300%	7/15/26	22,302	22,008
Sysco Corp.	3.250%	7/15/27	13,063	12,744
Sysco Corp.	5.750%	1/17/29	8,239	8,558
Sysco Corp.	2.400%	2/15/30	5,350	4,832
Sysco Corp.	5.100%	9/23/30	5,800	5,882
Target Corp.	1.950%	1/15/27	19,737	19,071
Target Corp.	3.375%	4/15/29	21,977	21,269
Target Corp.	2.350%	2/15/30	1,021	934
Tyson Foods Inc.	3.550%	6/2/27	11,445	11,238
Tyson Foods Inc.	4.350%	3/1/29	23,001	22,746
Tyson Foods Inc.	5.400%	3/15/29	10,883	11,171
Unilever Capital Corp.	2.000%	7/28/26	12,260	11,963
Unilever Capital Corp.	2.900%	5/5/27	16,664	16,292
Unilever Capital Corp.	4.250%	8/12/27	573	575
Unilever Capital Corp.	3.500%	3/22/28	15,933	15,663
Unilever Capital Corp.	4.875%	9/8/28	18,855	19,273
Unilever Capital Corp.	2.125%	9/6/29	13,659	12,503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	1.050%	9/17/26	24,424	23,505
	Walmart Inc.	4.100%	4/28/27	13,065	13,091
	Walmart Inc.	3.950%	9/9/27	19,588	19,540
	Walmart Inc.	3.900%	4/15/28	12,381	12,352
	Walmart Inc.	3.700%	6/26/28	24,581	24,333
	Walmart Inc.	1.500%	9/22/28	20,091	18,510
	Walmart Inc.	3.250%	7/8/29	5,000	4,839
	Walmart Inc.	2.375%	9/24/29	4,352	4,057
	Walmart Inc.	4.000%	4/15/30	5,700	5,672
	Walmart Inc.	4.350%	4/28/30	14,600	14,654
					2,344,289
Energy (5.4%)
[3]	APA Corp.	4.250%	1/15/30	5,505	5,150
	Baker Hughes Holdings LLC	3.337%	12/15/27	20,579	20,128
	Boardwalk Pipelines LP	5.950%	6/1/26	13,675	13,787
	Boardwalk Pipelines LP	4.450%	7/15/27	5,216	5,197
	Boardwalk Pipelines LP	4.800%	5/3/29	7,489	7,513
[2]	BP Capital Markets America Inc.	3.017%	1/16/27	18,671	18,292
	BP Capital Markets America Inc.	3.543%	4/6/27	10,802	10,661
[2]	BP Capital Markets America Inc.	3.588%	4/14/27	14,298	14,118
	BP Capital Markets America Inc.	5.017%	11/17/27	22,686	23,038
	BP Capital Markets America Inc.	3.937%	9/21/28	18,777	18,497
	BP Capital Markets America Inc.	4.234%	11/6/28	30,178	30,016
	BP Capital Markets America Inc.	4.699%	4/10/29	17,646	17,814
	BP Capital Markets America Inc.	4.970%	10/17/29	2,005	2,045
	BP Capital Markets America Inc.	4.868%	11/25/29	19,050	19,313
	BP Capital Markets America Inc.	3.633%	4/6/30	30,000	28,821
	BP Capital Markets plc	3.279%	9/19/27	17,305	16,911
	BP Capital Markets plc	3.723%	11/28/28	15,936	15,569
	Canadian Natural Resources Ltd.	3.850%	6/1/27	23,453	23,120
[3]	Canadian Natural Resources Ltd.	5.000%	12/15/29	10,355	10,322
	Cenovus Energy Inc.	4.250%	4/15/27	7,919	7,855
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	21,337	21,504
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	20,065	19,229
	Cheniere Energy Inc.	4.625%	10/15/28	22,354	22,133
	Cheniere Energy Partners LP	4.500%	10/1/29	23,900	23,430
	Chevron Corp.	1.995%	5/11/27	16,385	15,768
	Chevron Corp.	2.236%	5/11/30	21,975	19,860
	Chevron USA Inc.	4.405%	2/26/27	3,164	3,184
	Chevron USA Inc.	1.018%	8/12/27	10,412	9,742
	Chevron USA Inc.	3.850%	1/15/28	14,609	14,515
	Chevron USA Inc.	4.475%	2/26/28	11,248	11,355
	Chevron USA Inc.	4.687%	4/15/30	10,067	10,196
	ConocoPhillips Co.	6.950%	4/15/29	7,232	7,844
	ConocoPhillips Co.	4.700%	1/15/30	33,666	33,835
	Continental Resources Inc.	4.375%	1/15/28	14,737	14,421
	Coterra Energy Inc.	3.900%	5/15/27	12,204	12,021
	Coterra Energy Inc.	4.375%	3/15/29	5,048	4,970
	DCP Midstream Operating LP	5.625%	7/15/27	8,389	8,543
	DCP Midstream Operating LP	5.125%	5/15/29	10,124	10,214
	Diamondback Energy Inc.	3.250%	12/1/26	10,400	10,201
	Diamondback Energy Inc.	5.200%	4/18/27	17,900	18,078
	Diamondback Energy Inc.	3.500%	12/1/29	15,698	14,856
	Diamondback Energy Inc.	5.150%	1/30/30	17,940	18,154
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	7,014	6,562
	Enbridge Inc.	1.600%	10/4/26	12,621	12,137
	Enbridge Inc.	5.900%	11/15/26	22,570	22,948
	Enbridge Inc.	4.250%	12/1/26	22,983	22,879
	Enbridge Inc.	5.250%	4/5/27	14,693	14,866
	Enbridge Inc.	3.700%	7/15/27	2,521	2,481
	Enbridge Inc.	6.000%	11/15/28	6,405	6,693
	Enbridge Inc.	5.300%	4/5/29	15,555	15,898
	Enbridge Inc.	3.125%	11/15/29	18,190	16,999
	Enbridge Inc.	7.375%	3/15/55	7,425	7,561
	Energy Transfer LP	3.900%	7/15/26	11,585	11,488
	Energy Transfer LP	6.050%	12/1/26	4,846	4,939
	Energy Transfer LP	4.400%	3/15/27	12,349	12,304
	Energy Transfer LP	4.200%	4/15/27	17,735	17,610
[2]	Energy Transfer LP	5.500%	6/1/27	19,312	19,584

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	5.550%	2/15/28	19,893	20,375
	Energy Transfer LP	4.950%	5/15/28	14,940	15,076
	Energy Transfer LP	4.950%	6/15/28	20,746	20,887
	Energy Transfer LP	6.100%	12/1/28	10,075	10,523
	Energy Transfer LP	5.250%	4/15/29	38,539	39,157
	Energy Transfer LP	5.250%	7/1/29	18,851	19,168
	Energy Transfer LP	5.200%	4/1/30	2,865	2,894
	Energy Transfer LP	3.750%	5/15/30	18,416	17,430
	Enterprise Products Operating LLC	3.950%	2/15/27	10,984	10,917
	Enterprise Products Operating LLC	4.150%	10/16/28	21,257	21,116
	Enterprise Products Operating LLC	3.125%	7/31/29	24,509	23,264
	Enterprise Products Operating LLC	2.800%	1/31/30	24,893	23,117
[2]	Enterprise Products Operating LLC	5.250%	8/16/77	9,255	9,115
[2]	Enterprise Products Operating LLC	5.375%	2/15/78	10,200	9,935
	EOG Resources Inc.	4.375%	4/15/30	11,092	10,980
	EQT Corp.	3.900%	10/1/27	12,317	12,101
[3]	EQT Corp.	6.375%	4/1/29	6,920	7,079
	EQT Corp.	7.000%	2/1/30	6,161	6,599
[3]	EQT Corp.	7.500%	6/1/30	16,494	17,916
	Expand Energy Corp.	5.375%	2/1/29	12,057	12,047
	Expand Energy Corp.	5.375%	3/15/30	17,300	17,213
	Exxon Mobil Corp.	2.275%	8/16/26	675	660
	Exxon Mobil Corp.	3.294%	3/19/27	12,500	12,349
	Exxon Mobil Corp.	2.440%	8/16/29	10,959	10,247
	Exxon Mobil Corp.	3.482%	3/19/30	34,050	32,898
	Halliburton Co.	2.920%	3/1/30	14,750	13,545
[3]	Helmerich & Payne Inc.	4.650%	12/1/27	1,820	1,794
[3]	Helmerich & Payne Inc.	4.850%	12/1/29	6,365	6,014
	Hess Corp.	4.300%	4/1/27	20,512	20,434
	HF Sinclair Corp.	5.000%	2/1/28	11,181	11,127
	Kinder Morgan Inc.	1.750%	11/15/26	9,767	9,383
	Kinder Morgan Inc.	4.300%	3/1/28	19,683	19,621
	Kinder Morgan Inc.	5.000%	2/1/29	13,385	13,537
	Kinder Morgan Inc.	5.100%	8/1/29	7,646	7,753
	Kinder Morgan Inc.	5.150%	6/1/30	1,400	1,414
	Marathon Petroleum Corp.	5.125%	12/15/26	16,501	16,598
	Marathon Petroleum Corp.	3.800%	4/1/28	9,584	9,386
	Marathon Petroleum Corp.	5.150%	3/1/30	14,213	14,357
	MPLX LP	4.125%	3/1/27	20,973	20,812
	MPLX LP	4.250%	12/1/27	11,399	11,314
	MPLX LP	4.000%	3/15/28	14,269	14,069
	MPLX LP	4.800%	2/15/29	11,489	11,526
	NOV Inc.	3.600%	12/1/29	6,485	6,168
	Occidental Petroleum Corp.	5.000%	8/1/27	16,342	16,344
	Occidental Petroleum Corp.	6.375%	9/1/28	6,198	6,381
	Occidental Petroleum Corp.	5.200%	8/1/29	18,179	18,024
	ONEOK Inc.	5.550%	11/1/26	19,328	19,547
	ONEOK Inc.	4.000%	7/13/27	12,737	12,588
	ONEOK Inc.	4.250%	9/24/27	3,695	3,671
	ONEOK Inc.	4.550%	7/15/28	11,545	11,505
	ONEOK Inc.	5.650%	11/1/28	14,672	15,111
	ONEOK Inc.	4.350%	3/15/29	16,439	16,172
	ONEOK Inc.	5.375%	6/1/29	8,795	8,937
	ONEOK Inc.	4.400%	10/15/29	19,990	19,682
	Ovintiv Inc.	5.650%	5/15/28	10,298	10,497
	Patterson-UTI Energy Inc.	3.950%	2/1/28	3,345	3,208
	Patterson-UTI Energy Inc.	5.150%	11/15/29	7,145	6,927
	Phillips 66	3.900%	3/15/28	14,105	13,890
	Phillips 66 Co.	3.550%	10/1/26	7,421	7,321
	Phillips 66 Co.	4.950%	12/1/27	14,643	14,795
	Phillips 66 Co.	3.750%	3/1/28	8,583	8,408
	Plains All American Pipeline LP	4.500%	12/15/26	14,412	14,385
	Plains All American Pipeline LP	3.550%	12/15/29	14,072	13,311
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	24,434	24,591
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	35,764	35,928
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	16,267	16,123
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	27,052	26,660
[2]	Shell Finance US Inc.	2.375%	11/7/29	25,759	23,771
[2]	Shell Finance US Inc.	2.750%	4/6/30	23,700	22,033
	Shell International Finance BV	2.500%	9/12/26	3,254	3,189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shell International Finance BV	3.875%	11/13/28	18,365	18,210
[3]	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/27	11,403	11,410
[3]	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/29	14,660	14,552
	Spectra Energy Partners LP	3.375%	10/15/26	11,836	11,630
	Targa Resources Corp.	5.200%	7/1/27	2,618	2,643
	Targa Resources Corp.	6.150%	3/1/29	23,340	24,367
	Targa Resources Partners LP	6.500%	7/15/27	23,725	23,775
	Targa Resources Partners LP	5.000%	1/15/28	13,848	13,830
	Targa Resources Partners LP	6.875%	1/15/29	1,200	1,223
	Targa Resources Partners LP	5.500%	3/1/30	15,790	15,921
	TC PipeLines LP	3.900%	5/25/27	7,986	7,873
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	788	819
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	3,691	3,946
	TotalEnergies Capital International SA	3.455%	2/19/29	35,438	34,453
	TotalEnergies Capital International SA	2.829%	1/10/30	4,600	4,323
	TotalEnergies Capital SA	3.883%	10/11/28	16,187	16,032
	TransCanada PipeLines Ltd.	4.250%	5/15/28	29,654	29,420
	TransCanada PipeLines Ltd.	4.100%	4/15/30	13,550	13,123
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	5,743	5,354
	Valero Energy Corp.	2.150%	9/15/27	10,661	10,091
	Valero Energy Corp.	4.350%	6/1/28	6,245	6,209
	Valero Energy Corp.	4.000%	4/1/29	6,074	5,924
	Valero Energy Corp.	5.150%	2/15/30	1,710	1,730
	Valero Energy Partners LP	4.500%	3/15/28	8,227	8,212
	Western Midstream Operating LP	4.650%	7/1/26	193	192
	Western Midstream Operating LP	4.500%	3/1/28	6,301	6,204
	Western Midstream Operating LP	4.750%	8/15/28	9,408	9,341
	Western Midstream Operating LP	6.350%	1/15/29	11,708	12,164
	Western Midstream Operating LP	4.050%	2/1/30	11,160	10,610
	Williams Cos. Inc.	3.750%	6/15/27	25,432	25,064
	Williams Cos. Inc.	5.300%	8/15/28	13,416	13,718
	Williams Cos. Inc.	4.900%	3/15/29	24,529	24,756
	Woodside Finance Ltd.	4.900%	5/19/28	8,820	8,819
	Woodside Finance Ltd.	5.400%	5/19/30	17,829	17,867
					2,225,888
Financials (39.9%)
	ACE Capital Trust II	9.700%	4/1/30	4,500	5,368
[2]	Aegon Ltd.	5.500%	4/11/48	12,715	12,634
	AerCap Ireland Capital DAC	2.450%	10/29/26	73,161	70,887
	AerCap Ireland Capital DAC	6.100%	1/15/27	3,234	3,297
	AerCap Ireland Capital DAC	6.450%	4/15/27	24,781	25,503
	AerCap Ireland Capital DAC	3.650%	7/21/27	29,670	29,009
	AerCap Ireland Capital DAC	3.875%	1/23/28	12,259	11,985
	AerCap Ireland Capital DAC	4.875%	4/1/28	8,632	8,674
	AerCap Ireland Capital DAC	5.750%	6/6/28	2,387	2,452
	AerCap Ireland Capital DAC	3.000%	10/29/28	74,117	69,967
	AerCap Ireland Capital DAC	5.100%	1/19/29	15,308	15,454
	AerCap Ireland Capital DAC	4.625%	9/10/29	13,839	13,716
	AerCap Ireland Capital DAC	6.950%	3/10/55	11,550	11,851
	Aflac Inc.	3.600%	4/1/30	14,900	14,369
[2]	Air Lease Corp.	3.750%	6/1/26	13,216	13,110
[2]	Air Lease Corp.	5.300%	6/25/26	1,754	1,766
	Air Lease Corp.	1.875%	8/15/26	27,782	26,868
	Air Lease Corp.	2.200%	1/15/27	12,471	12,014
	Air Lease Corp.	3.625%	4/1/27	7,187	7,083
	Air Lease Corp.	3.625%	12/1/27	8,829	8,638
	Air Lease Corp.	5.850%	12/15/27	5,128	5,279
	Air Lease Corp.	5.300%	2/1/28	12,248	12,481
	Air Lease Corp.	2.100%	9/1/28	10,122	9,378
	Air Lease Corp.	4.625%	10/1/28	2,906	2,906
	Air Lease Corp.	5.100%	3/1/29	7,735	7,857
	Air Lease Corp.	3.250%	10/1/29	8,425	7,953
[2]	Air Lease Corp.	3.000%	2/1/30	10,060	9,325
	Aircastle Ltd.	4.250%	6/15/26	13,256	13,158
	Alleghany Corp.	3.625%	5/15/30	8,000	7,693
	Allstate Corp.	3.280%	12/15/26	10,450	10,267
	Allstate Corp.	5.050%	6/24/29	10,159	10,374
	Ally Financial Inc.	7.100%	11/15/27	8,622	9,040
	Ally Financial Inc.	2.200%	11/2/28	10,109	9,228

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ally Financial Inc.	5.737%	5/15/29	2,150	2,171
	Ally Financial Inc.	6.992%	6/13/29	18,044	18,852
	Ally Financial Inc.	6.848%	1/3/30	10,808	11,289
	Ally Financial Inc.	5.543%	1/17/31	8,000	7,988
	American Express Co.	1.650%	11/4/26	5,555	5,346
	American Express Co.	2.550%	3/4/27	42,292	41,032
	American Express Co.	3.300%	5/3/27	39,341	38,626
	American Express Co.	5.389%	7/28/27	24,784	25,000
	American Express Co.	5.850%	11/5/27	13,052	13,509
	American Express Co.	5.098%	2/16/28	19,358	19,539
	American Express Co.	5.043%	7/26/28	9,821	9,933
	American Express Co.	4.731%	4/25/29	19,825	19,938
	American Express Co.	4.050%	5/3/29	20,823	20,693
	American Express Co.	5.282%	7/27/29	23,115	23,634
	American Express Co.	5.532%	4/25/30	18,819	19,449
	American Express Co.	5.085%	1/30/31	25,997	26,378
	American Express Co.	5.016%	4/25/31	24,300	24,576
[2]	American Express Credit Corp.	3.300%	5/3/27	2,743	2,696
	American Financial Group Inc.	5.250%	4/2/30	4,500	4,605
	American International Group Inc.	4.200%	4/1/28	3,625	3,596
	American International Group Inc.	4.850%	5/7/30	9,200	9,239
	American National Group Inc.	5.750%	10/1/29	6,725	6,835
	Ameriprise Financial Inc.	2.875%	9/15/26	11,224	11,019
	Ameriprise Financial Inc.	5.700%	12/15/28	9,041	9,420
	Aon Corp.	2.850%	5/28/27	9,557	9,282
	Aon Corp.	3.750%	5/2/29	24,716	24,005
	Aon Corp.	2.800%	5/15/30	14,750	13,515
	Aon North America Inc.	5.125%	3/1/27	9,905	10,009
	Aon North America Inc.	5.150%	3/1/29	22,700	23,148
	Apollo Debt Solutions BDC	6.900%	4/13/29	17,432	18,076
	Arch Capital Finance LLC	4.011%	12/15/26	7,378	7,314
	Ares Capital Corp.	2.150%	7/15/26	26,168	25,363
	Ares Capital Corp.	2.875%	6/15/27	6,908	6,633
	Ares Capital Corp.	2.875%	6/15/28	7,547	7,048
	Ares Capital Corp.	5.950%	7/15/29	12,520	12,733
[1]	Ares Capital Corp.	5.500%	9/1/30	11,050	10,966
	Ares Management Corp.	6.375%	11/10/28	3,436	3,621
	Ares Strategic Income Fund	5.700%	3/15/28	17,990	18,006
	Ares Strategic Income Fund	6.350%	8/15/29	10,840	10,976
	Ares Strategic Income Fund	5.600%	2/15/30	11,491	11,293
	Arthur J Gallagher & Co.	4.600%	12/15/27	3,905	3,914
	Arthur J Gallagher & Co.	4.850%	12/15/29	6,678	6,731
	Associated Banc-Corp.	6.455%	8/29/30	2,993	3,032
	Assurant Inc.	4.900%	3/27/28	3,196	3,199
	Assurant Inc.	3.700%	2/22/30	5,500	5,170
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	5,705	5,954
[3]	Athene Global Funding	5.583%	1/9/29	7,135	7,278
	Athene Holding Ltd.	4.125%	1/12/28	26,778	26,333
	Athene Holding Ltd.	6.150%	4/3/30	5,500	5,774
[2]	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/26	18,155	18,201
[2]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/27	7,195	7,251
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/27	12,525	12,691
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/29	20,414	20,626
[2]	AXIS Specialty Finance LLC	4.900%	1/15/40	6,400	6,065
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	4,938	4,743
	Bain Capital Specialty Finance Inc.	5.950%	3/15/30	4,920	4,845
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	18,391	18,929
	Banco Bilbao Vizcaya Argentaria SA	5.381%	3/13/29	26,931	27,565
	Banco Santander SA	5.179%	11/19/25	8,456	8,466
	Banco Santander SA	4.250%	4/11/27	23,392	23,194
	Banco Santander SA	5.294%	8/18/27	37,688	38,133
	Banco Santander SA	1.722%	9/14/27	36,696	35,276
	Banco Santander SA	6.527%	11/7/27	12,415	12,724
	Banco Santander SA	5.552%	3/14/28	350	354
	Banco Santander SA	4.175%	3/24/28	29,947	29,657
	Banco Santander SA	4.379%	4/12/28	14,476	14,351
[2]	Banco Santander SA	5.365%	7/15/28	13,512	13,709
	Banco Santander SA	5.588%	8/8/28	23,290	23,934
	Banco Santander SA	6.607%	11/7/28	11,054	11,738
	Banco Santander SA	3.306%	6/27/29	27,546	26,200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Banco Santander SA	5.565%	1/17/30	16,840	17,293
	Banco Santander SA	5.538%	3/14/30	13,685	13,999
	Bank of America Corp.	6.220%	9/15/26	2,930	2,985
[2]	Bank of America Corp.	4.250%	10/22/26	32,519	32,383
	Bank of America Corp.	1.734%	7/22/27	103,136	99,758
	Bank of America Corp.	5.933%	9/15/27	15,950	16,196
[2]	Bank of America Corp.	3.248%	10/21/27	33,687	32,861
[2]	Bank of America Corp.	4.183%	11/25/27	47,924	47,492
[2]	Bank of America Corp.	3.824%	1/20/28	33,761	33,317
[2]	Bank of America Corp.	2.551%	2/4/28	12,527	12,106
[2]	Bank of America Corp.	3.705%	4/24/28	23,710	23,309
	Bank of America Corp.	4.376%	4/27/28	42,127	41,927
[2]	Bank of America Corp.	3.593%	7/21/28	46,898	45,886
[2]	Bank of America Corp.	4.948%	7/22/28	60,868	61,238
	Bank of America Corp.	6.204%	11/10/28	33,079	34,256
[2]	Bank of America Corp.	3.419%	12/20/28	107,676	104,488
	Bank of America Corp.	4.979%	1/24/29	6,745	6,812
[2]	Bank of America Corp.	3.970%	3/5/29	54,976	53,997
	Bank of America Corp.	5.202%	4/25/29	68,932	70,049
[2]	Bank of America Corp.	2.087%	6/14/29	41,525	38,550
[2]	Bank of America Corp.	4.271%	7/23/29	57,052	56,410
	Bank of America Corp.	5.819%	9/15/29	26,749	27,718
[2]	Bank of America Corp.	3.974%	2/7/30	61,473	59,965
[2]	Bank of America Corp.	2.884%	10/22/30	41,447	38,394
	Bank of America Corp.	5.162%	1/24/31	25,938	26,333
[2]	Bank of America Corp.	2.496%	2/13/31	81,215	73,317
[2]	Bank of America Corp.	2.592%	4/29/31	27,620	24,926
	Bank of America NA	5.526%	8/18/26	28,508	28,874
	Bank of Montreal	5.300%	6/5/26	15,893	16,019
[2]	Bank of Montreal	1.250%	9/15/26	13,129	12,610
	Bank of Montreal	5.266%	12/11/26	19,649	19,880
[2]	Bank of Montreal	2.650%	3/8/27	30,791	29,900
	Bank of Montreal	4.567%	9/10/27	14,073	14,060
[2]	Bank of Montreal	4.700%	9/14/27	22,065	22,186
	Bank of Montreal	5.203%	2/1/28	22,944	23,390
	Bank of Montreal	5.717%	9/25/28	27,848	28,883
	Bank of Montreal	4.640%	9/10/30	12,283	12,272
[2]	Bank of Montreal	3.803%	12/15/32	14,437	13,952
[2]	Bank of New York Mellon Corp.	2.450%	8/17/26	10,608	10,376
[2]	Bank of New York Mellon Corp.	1.050%	10/15/26	4,389	4,202
[2]	Bank of New York Mellon Corp.	2.050%	1/26/27	9,887	9,541
[2]	Bank of New York Mellon Corp.	3.250%	5/16/27	6,013	5,909
[2]	Bank of New York Mellon Corp.	3.400%	1/29/28	12,963	12,703
[2]	Bank of New York Mellon Corp.	3.442%	2/7/28	24,299	23,942
[2]	Bank of New York Mellon Corp.	3.992%	6/13/28	7,442	7,381
[2]	Bank of New York Mellon Corp.	1.650%	7/14/28	6,777	6,279
	Bank of New York Mellon Corp.	4.890%	7/21/28	19,635	19,833
[2]	Bank of New York Mellon Corp.	5.802%	10/25/28	18,907	19,516
[2]	Bank of New York Mellon Corp.	3.000%	10/30/28	13,701	13,081
[2]	Bank of New York Mellon Corp.	1.900%	1/25/29	1,157	1,061
	Bank of New York Mellon Corp.	4.543%	2/1/29	18,651	18,718
	Bank of New York Mellon Corp.	4.729%	4/20/29	2,575	2,596
[2]	Bank of New York Mellon Corp.	3.300%	8/23/29	1,529	1,456
[2]	Bank of New York Mellon Corp.	6.317%	10/25/29	12,278	12,984
[2]	Bank of New York Mellon Corp.	4.975%	3/14/30	21,696	22,064
	Bank of New York Mellon Corp.	4.942%	2/11/31	41,770	42,233
	Bank of Nova Scotia	1.350%	6/24/26	24,298	23,538
	Bank of Nova Scotia	2.700%	8/3/26	31,742	31,125
	Bank of Nova Scotia	1.300%	9/15/26	12,590	12,115
	Bank of Nova Scotia	5.350%	12/7/26	157	159
	Bank of Nova Scotia	1.950%	2/2/27	5,725	5,511
	Bank of Nova Scotia	2.951%	3/11/27	8,070	7,871
[2]	Bank of Nova Scotia	5.400%	6/4/27	7,422	7,564
	Bank of Nova Scotia	5.250%	6/12/28	501	514
	Bank of Nova Scotia	4.404%	9/8/28	17,909	17,842
	Bank of Nova Scotia	4.932%	2/14/29	9,626	9,697
[2]	Bank of Nova Scotia	5.450%	8/1/29	19,234	19,824
	Bank of Nova Scotia	5.130%	2/14/31	22,927	23,195
	Barclays plc	7.325%	11/2/26	8,813	8,899
	Barclays plc	2.279%	11/24/27	29,191	28,156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	4.337%	1/10/28	6,587	6,532
	Barclays plc	5.674%	3/12/28	2,897	2,941
	Barclays plc	4.836%	5/9/28	40,995	41,069
	Barclays plc	5.501%	8/9/28	33,585	34,077
	Barclays plc	4.837%	9/10/28	11,836	11,863
	Barclays plc	7.385%	11/2/28	35,775	37,855
	Barclays plc	5.086%	2/25/29	18,890	18,997
[2]	Barclays plc	4.972%	5/16/29	21,311	21,407
	Barclays plc	6.490%	9/13/29	31,731	33,289
	Barclays plc	5.690%	3/12/30	36,994	37,925
[2]	Barclays plc	5.088%	6/20/30	12,700	12,634
	Barclays plc	4.942%	9/10/30	30,534	30,473
	Barclays plc	5.367%	2/25/31	28,442	28,702
	Barings BDC Inc.	7.000%	2/15/29	4,096	4,213
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	11,868	11,530
	BGC Group Inc.	8.000%	5/25/28	3,675	3,904
	BGC Group Inc.	6.600%	6/10/29	7,051	7,245
[3]	BGC Group Inc.	6.150%	4/2/30	10,640	10,640
	BlackRock Funding Inc.	4.600%	7/26/27	16,130	16,266
	BlackRock Funding Inc.	4.700%	3/14/29	8,184	8,312
	Blackrock Inc.	3.250%	4/30/29	12,895	12,462
	Blackrock Inc.	2.400%	4/30/30	15,000	13,690
	BlackRock TCP Capital Corp.	6.950%	5/30/29	4,739	4,799
	Blackstone Private Credit Fund	2.625%	12/15/26	17,444	16,806
	Blackstone Private Credit Fund	3.250%	3/15/27	10,753	10,396
	Blackstone Private Credit Fund	4.950%	9/26/27	5,076	5,016
	Blackstone Private Credit Fund	7.300%	11/27/28	10,020	10,609
	Blackstone Private Credit Fund	4.000%	1/15/29	6,282	5,965
	Blackstone Private Credit Fund	5.950%	7/16/29	8,287	8,364
	Blackstone Private Credit Fund	5.600%	11/22/29	7,000	6,954
	Blackstone Private Credit Fund	5.250%	4/1/30	6,000	5,871
	Blackstone Secured Lending Fund	2.750%	9/16/26	11,933	11,566
	Blackstone Secured Lending Fund	2.125%	2/15/27	1,543	1,467
	Blackstone Secured Lending Fund	5.875%	11/15/27	8,071	8,207
	Blackstone Secured Lending Fund	5.350%	4/13/28	24,245	24,295
	Blue Owl Capital Corp.	3.400%	7/15/26	21,396	20,939
	Blue Owl Capital Corp.	2.625%	1/15/27	5,708	5,458
[2]	Blue Owl Capital Corp.	3.125%	4/13/27	2,989	2,863
	Blue Owl Capital Corp.	2.875%	6/11/28	15,781	14,563
	Blue Owl Capital Corp.	5.950%	3/15/29	24,048	24,032
[2]	Blue Owl Credit Income Corp.	3.125%	9/23/26	3,426	3,314
[2]	Blue Owl Credit Income Corp.	4.700%	2/8/27	3,781	3,739
[2]	Blue Owl Credit Income Corp.	7.750%	9/16/27	4,761	4,957
	Blue Owl Credit Income Corp.	7.950%	6/13/28	8,885	9,401
	Blue Owl Credit Income Corp.	7.750%	1/15/29	2,716	2,871
	Blue Owl Credit Income Corp.	6.600%	9/15/29	19,090	19,519
	Blue Owl Credit Income Corp.	5.800%	3/15/30	17,400	17,227
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	4,756	4,495
[3]	Blue Owl Technology Finance Corp.	6.100%	3/15/28	11,779	11,684
	Blue Owl Technology Finance Corp.	6.750%	4/4/29	16,543	16,653
[2]	BPCE SA	3.375%	12/2/26	11,781	11,593
	Brighthouse Financial Inc.	5.625%	5/15/30	9,054	9,218
	Brookfield Finance Inc.	4.250%	6/2/26	7,878	7,846
	Brookfield Finance Inc.	3.900%	1/25/28	17,862	17,547
	Brookfield Finance Inc.	4.850%	3/29/29	17,060	17,086
	Brookfield Finance Inc.	4.350%	4/15/30	11,950	11,665
	Brown & Brown Inc.	4.500%	3/15/29	11,367	11,279
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	13,434	12,998
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	7,821	7,920
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	21,349	21,728
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	31,764	31,221
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	4,962	5,036
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	8,212	8,200
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	28,194	28,643
	Canadian Imperial Bank of Commerce	4.857%	3/30/29	12,054	12,119
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	26,806	27,451
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	17,715	17,627
	Canadian Imperial Bank of Commerce	5.245%	1/13/31	13,590	13,811
	Capital One Financial Corp.	3.750%	7/28/26	23,446	23,163
	Capital One Financial Corp.	4.100%	2/9/27	25,803	25,598

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	3.750%	3/9/27	33,604	33,173
	Capital One Financial Corp.	3.650%	5/11/27	30,527	30,020
	Capital One Financial Corp.	7.149%	10/29/27	6,271	6,470
	Capital One Financial Corp.	1.878%	11/2/27	23,848	22,931
	Capital One Financial Corp.	4.927%	5/10/28	21,268	21,330
	Capital One Financial Corp.	5.468%	2/1/29	26,952	27,422
	Capital One Financial Corp.	6.312%	6/8/29	16,429	17,111
	Capital One Financial Corp.	5.700%	2/1/30	16,044	16,453
	Capital One Financial Corp.	3.273%	3/1/30	31,181	29,431
	Capital One Financial Corp.	5.247%	7/26/30	1,737	1,754
	Capital One Financial Corp.	5.463%	7/26/30	17,793	18,126
[2]	Capital One NA	3.450%	7/27/26	24,220	23,883
[2]	Capital One NA	4.650%	9/13/28	13,808	13,813
[2]	Capital One NA	2.700%	2/6/30	13,020	11,799
	Carlyle Secured Lending Inc.	6.750%	2/18/30	2,500	2,524
	Cboe Global Markets Inc.	3.650%	1/12/27	9,843	9,715
	Charles Schwab Corp.	5.875%	8/24/26	1,586	1,611
	Charles Schwab Corp.	3.200%	3/2/27	12,088	11,861
	Charles Schwab Corp.	2.450%	3/3/27	36,480	35,328
	Charles Schwab Corp.	3.300%	4/1/27	20,676	20,314
	Charles Schwab Corp.	3.200%	1/25/28	21,679	21,100
	Charles Schwab Corp.	2.000%	3/20/28	20,099	18,936
	Charles Schwab Corp.	4.000%	2/1/29	1,760	1,743
	Charles Schwab Corp.	5.643%	5/19/29	21,795	22,569
	Charles Schwab Corp.	3.250%	5/22/29	18,944	18,182
	Charles Schwab Corp.	2.750%	10/1/29	9,182	8,550
	Chubb INA Holdings LLC	4.650%	8/15/29	9,623	9,718
	Citibank NA	4.929%	8/6/26	26,814	26,962
[2]	Citibank NA	5.488%	12/4/26	36,546	37,074
	Citibank NA	4.876%	11/19/27	39,647	39,805
	Citibank NA	5.803%	9/29/28	41,361	43,054
	Citibank NA	4.838%	8/6/29	563	570
[2]	Citibank NA	4.914%	5/29/30	49,900	50,344
	Citigroup Inc.	4.600%	3/9/26	1	1
	Citigroup Inc.	3.200%	10/21/26	34,866	34,248
	Citigroup Inc.	4.300%	11/20/26	15,641	15,565
	Citigroup Inc.	1.462%	6/9/27	31,431	30,396
	Citigroup Inc.	4.450%	9/29/27	73,879	73,534
[2]	Citigroup Inc.	3.887%	1/10/28	37,208	36,731
	Citigroup Inc.	6.625%	1/15/28	575	607
[2]	Citigroup Inc.	3.070%	2/24/28	54,110	52,646
	Citigroup Inc.	4.643%	5/7/28	7,500	7,488
	Citigroup Inc.	4.658%	5/24/28	31,276	31,269
[2]	Citigroup Inc.	3.668%	7/24/28	46,013	44,990
	Citigroup Inc.	4.125%	7/25/28	28,590	28,172
[2]	Citigroup Inc.	3.520%	10/27/28	20,257	19,704
[2]	Citigroup Inc.	4.075%	4/23/29	27,744	27,298
	Citigroup Inc.	5.174%	2/13/30	52,875	53,570
[2]	Citigroup Inc.	3.980%	3/20/30	46,385	45,040
	Citigroup Inc.	4.542%	9/19/30	62,590	61,785
[2]	Citigroup Inc.	2.976%	11/5/30	23,949	22,144
[2]	Citigroup Inc.	2.666%	1/29/31	19,563	17,698
[2]	Citigroup Inc.	4.412%	3/31/31	62,910	61,545
	Citigroup Inc.	4.952%	5/7/31	7,750	7,749
	Citigroup Inc.	5.592%	11/19/34	24,291	24,322
	Citizens Bank NA	4.575%	8/9/28	6,938	6,916
	Citizens Financial Group Inc.	2.850%	7/27/26	11,968	11,725
	Citizens Financial Group Inc.	5.841%	1/23/30	17,099	17,544
	Citizens Financial Group Inc.	3.250%	4/30/30	11,319	10,456
	Citizens Financial Group Inc.	5.253%	3/5/31	11,500	11,518
	CME Group Inc.	3.750%	6/15/28	950	939
	CME Group Inc.	4.400%	3/15/30	13,800	13,786
	CNA Financial Corp.	3.450%	8/15/27	5,672	5,538
	CNA Financial Corp.	3.900%	5/1/29	9,730	9,447
	CNO Financial Group Inc.	5.250%	5/30/29	3,157	3,152
	Comerica Inc.	5.982%	1/30/30	16,040	16,307
	Commonwealth Bank of Australia	4.577%	11/27/26	26,588	26,736
	Commonwealth Bank of Australia	4.423%	3/14/28	12,485	12,546
[2]	Cooperatieve Rabobank UA	3.750%	7/21/26	37,087	36,710
	Cooperatieve Rabobank UA	4.883%	1/21/28	12,253	12,453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cooperatieve Rabobank UA	4.800%	1/9/29	8,250	8,354
	Cooperatieve Rabobank UA	4.494%	10/17/29	20,091	20,160
	Corebridge Financial Inc.	3.650%	4/5/27	35,006	34,461
	Corebridge Financial Inc.	3.850%	4/5/29	27,604	26,777
	Corebridge Financial Inc.	6.875%	12/15/52	15,905	16,146
	Deutsche Bank AG	6.119%	7/14/26	25,902	25,925
	Deutsche Bank AG	2.129%	11/24/26	13,422	13,233
	Deutsche Bank AG	7.146%	7/13/27	14,608	14,952
	Deutsche Bank AG	5.371%	9/9/27	1,724	1,758
	Deutsche Bank AG	2.311%	11/16/27	37,534	36,140
	Deutsche Bank AG	2.552%	1/7/28	24,617	23,728
	Deutsche Bank AG	5.706%	2/8/28	8,580	8,691
[2]	Deutsche Bank AG	5.373%	1/10/29	14,125	14,280
	Deutsche Bank AG	6.720%	1/18/29	22,579	23,558
	Deutsche Bank AG	5.414%	5/10/29	16,677	17,168
	Deutsche Bank AG	6.819%	11/20/29	20,002	21,163
	Deutsche Bank AG	4.999%	9/11/30	15,423	15,363
	Deutsche Bank AG	5.297%	5/9/31	21,750	21,790
	Deutsche Bank AG	4.875%	12/1/32	17,826	17,481
	Enact Holdings Inc.	6.250%	5/28/29	18,600	19,112
	Enstar Finance LLC	5.500%	1/15/42	8,034	7,813
	Enstar Group Ltd.	4.950%	6/1/29	8,933	8,875
	Equitable Holdings Inc.	4.350%	4/20/28	33,434	33,201
	Essent Group Ltd.	6.250%	7/1/29	7,730	7,956
	F&G Annuities & Life Inc.	6.500%	6/4/29	8,970	9,171
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	3,835	3,855
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	10,000	9,855
	Fidelity National Financial Inc.	4.500%	8/15/28	8,178	8,097
	Fifth Third Bancorp	2.550%	5/5/27	17,029	16,397
	Fifth Third Bancorp	1.707%	11/1/27	8,475	8,130
	Fifth Third Bancorp	6.361%	10/27/28	24,951	25,873
	Fifth Third Bancorp	6.339%	7/27/29	8,311	8,693
	Fifth Third Bancorp	4.772%	7/28/30	17,844	17,783
	Fifth Third Bancorp	4.895%	9/6/30	11,583	11,613
[2]	Fifth Third Bank NA	2.250%	2/1/27	5,857	5,651
	First American Financial Corp.	4.000%	5/15/30	6,625	6,232
[2]	First Horizon Bank	5.750%	5/1/30	7,970	8,023
	First Horizon Corp.	5.514%	3/7/31	5,850	5,884
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	3,368	3,485
	FNB Corp.	5.722%	12/11/30	8,435	8,342
	Franklin BSP Capital Corp.	7.200%	6/15/29	1,335	1,349
	FS KKR Capital Corp.	2.625%	1/15/27	956	911
	FS KKR Capital Corp.	3.125%	10/12/28	12,944	11,723
	FS KKR Capital Corp.	7.875%	1/15/29	1,059	1,109
	FS KKR Capital Corp.	6.875%	8/15/29	10,032	10,204
	FS KKR Capital Corp.	6.125%	1/15/30	13,400	13,198
	GATX Corp.	5.400%	3/15/27	6,365	6,435
	GATX Corp.	3.850%	3/30/27	3,570	3,517
	GATX Corp.	3.500%	3/15/28	2	2
	GATX Corp.	4.550%	11/7/28	6,864	6,829
	GATX Corp.	4.700%	4/1/29	5,275	5,269
	Global Payments Inc.	2.150%	1/15/27	14,604	14,028
	Global Payments Inc.	4.950%	8/15/27	7,221	7,256
	Global Payments Inc.	2.900%	5/15/30	21,215	19,213
	Globe Life Inc.	4.550%	9/15/28	8,826	8,814
	Goldman Sachs BDC Inc.	6.375%	3/11/27	6,508	6,639
	Goldman Sachs Group Inc.	3.500%	11/16/26	49,619	48,905
	Goldman Sachs Group Inc.	5.950%	1/15/27	17,994	18,462
	Goldman Sachs Group Inc.	3.850%	1/26/27	52,084	51,664
	Goldman Sachs Group Inc.	4.387%	6/15/27	17,046	16,993
	Goldman Sachs Group Inc.	1.542%	9/10/27	55,183	53,006
	Goldman Sachs Group Inc.	1.948%	10/21/27	72,155	69,501
	Goldman Sachs Group Inc.	2.640%	2/24/28	60,196	58,163
	Goldman Sachs Group Inc.	3.615%	3/15/28	65,355	64,173
	Goldman Sachs Group Inc.	4.937%	4/23/28	11,137	11,186
[2]	Goldman Sachs Group Inc.	3.691%	6/5/28	36,044	35,377
	Goldman Sachs Group Inc.	4.482%	8/23/28	26,125	26,036
[2]	Goldman Sachs Group Inc.	3.814%	4/23/29	27,975	27,376
[2]	Goldman Sachs Group Inc.	4.223%	5/1/29	34,593	34,242
	Goldman Sachs Group Inc.	6.484%	10/24/29	24,392	25,729

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	2.600%	2/7/30	16,900	15,443
	Goldman Sachs Group Inc.	3.800%	3/15/30	24,010	23,166
	Goldman Sachs Group Inc.	5.727%	4/25/30	49,646	51,324
	Goldman Sachs Group Inc.	5.049%	7/23/30	50,669	51,124
	Goldman Sachs Group Inc.	4.692%	10/23/30	12,107	12,057
[2]	Goldman Sachs Group Inc.	5.207%	1/28/31	39,115	39,686
	Goldman Sachs Group Inc.	5.218%	4/23/31	36,113	36,658
[3]	Goldman Sachs Private Credit Corp.	5.875%	5/6/28	5,825	5,844
[3]	Goldman Sachs Private Credit Corp.	6.250%	5/6/30	9,000	9,079
	Golub Capital BDC Inc.	2.500%	8/24/26	12,231	11,843
	Golub Capital BDC Inc.	2.050%	2/15/27	3,015	2,848
	Golub Capital BDC Inc.	6.000%	7/15/29	19,488	19,725
[3]	Golub Capital Private Credit Fund	5.800%	9/12/29	3,501	3,465
[3]	Golub Capital Private Credit Fund	5.875%	5/1/30	10,000	9,920
	Hercules Capital Inc.	2.625%	9/16/26	5,229	5,024
	Horace Mann Educators Corp.	7.250%	9/15/28	3,400	3,629
[1,3]	HPS Corporate Lending Fund	5.300%	6/5/27	1,900	1,895
	HPS Corporate Lending Fund	5.450%	1/14/28	2,705	2,704
	HPS Corporate Lending Fund	6.750%	1/30/29	16,762	17,302
	HPS Corporate Lending Fund	6.250%	9/30/29	3,605	3,660
[1,3]	HPS Corporate Lending Fund	5.850%	6/5/30	10,000	9,973
[2]	HSBC Holdings plc	2.099%	6/4/26	24,484	24,484
	HSBC Holdings plc	7.336%	11/3/26	25,267	25,514
	HSBC Holdings plc	5.887%	8/14/27	25,606	25,924
	HSBC Holdings plc	2.251%	11/22/27	30,981	29,845
[2]	HSBC Holdings plc	4.041%	3/13/28	54,371	53,737
	HSBC Holdings plc	5.597%	5/17/28	17,910	18,175
	HSBC Holdings plc	4.755%	6/9/28	27,269	27,244
	HSBC Holdings plc	5.210%	8/11/28	32,390	32,691
[2]	HSBC Holdings plc	2.013%	9/22/28	27,361	25,705
	HSBC Holdings plc	7.390%	11/3/28	48,638	51,401
	HSBC Holdings plc	5.130%	11/19/28	4,462	4,495
	HSBC Holdings plc	4.899%	3/3/29	14,677	14,706
	HSBC Holdings plc	6.161%	3/9/29	33,693	34,839
[2]	HSBC Holdings plc	4.583%	6/19/29	50,017	49,653
	HSBC Holdings plc	2.206%	8/17/29	46,824	43,130
	HSBC Holdings plc	5.546%	3/4/30	12,159	12,437
	HSBC Holdings plc	4.950%	3/31/30	27,617	27,851
[2]	HSBC Holdings plc	3.973%	5/22/30	60,357	58,159
	HSBC Holdings plc	5.286%	11/19/30	22,311	22,522
	HSBC Holdings plc	5.130%	3/3/31	25,425	25,470
	HSBC USA Inc.	5.294%	3/4/27	19,100	19,379
[1]	HSBC USA Inc.	4.650%	6/3/28	3,500	3,510
	Huntington Bancshares Inc.	4.443%	8/4/28	19,405	19,369
	Huntington Bancshares Inc.	6.208%	8/21/29	23,863	24,867
	Huntington Bancshares Inc.	2.550%	2/4/30	13,220	11,955
	Huntington Bancshares Inc.	5.272%	1/15/31	18,805	19,012
	Huntington National Bank	4.871%	4/12/28	21,670	21,713
	Huntington National Bank	4.552%	5/17/28	8,396	8,374
	ING Groep NV	3.950%	3/29/27	39,032	38,661
	ING Groep NV	4.017%	3/28/28	21,852	21,625
	ING Groep NV	4.550%	10/2/28	23,597	23,565
	ING Groep NV	4.858%	3/25/29	4,180	4,196
	ING Groep NV	4.050%	4/9/29	16,614	16,284
	ING Groep NV	5.335%	3/19/30	27,203	27,731
	ING Groep NV	5.066%	3/25/31	6,350	6,388
	Intercontinental Exchange Inc.	3.100%	9/15/27	8,648	8,424
	Intercontinental Exchange Inc.	4.000%	9/15/27	28,963	28,732
	Intercontinental Exchange Inc.	3.625%	9/1/28	30,507	29,760
	Intercontinental Exchange Inc.	3.750%	9/21/28	3,581	3,508
	Intercontinental Exchange Inc.	4.350%	6/15/29	14,991	14,955
	Jefferies Financial Group Inc.	4.850%	1/15/27	15,173	15,243
	Jefferies Financial Group Inc.	6.450%	6/8/27	3,551	3,673
	Jefferies Financial Group Inc.	5.875%	7/21/28	19,646	20,179
	Jefferies Financial Group Inc.	4.150%	1/23/30	13,245	12,781
	JPMorgan Chase & Co.	2.950%	10/1/26	55,250	54,249
	JPMorgan Chase & Co.	4.125%	12/15/26	45,823	45,623
	JPMorgan Chase & Co.	8.000%	4/29/27	6,532	6,955
	JPMorgan Chase & Co.	1.470%	9/22/27	17,839	17,129
	JPMorgan Chase & Co.	4.250%	10/1/27	28,317	28,317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	6.070%	10/22/27	17,432	17,794
	JPMorgan Chase & Co.	5.040%	1/23/28	47,720	48,038
[2]	JPMorgan Chase & Co.	3.782%	2/1/28	41,600	41,053
	JPMorgan Chase & Co.	2.947%	2/24/28	28,918	28,144
	JPMorgan Chase & Co.	5.571%	4/22/28	50,988	51,927
	JPMorgan Chase & Co.	4.323%	4/26/28	58,517	58,243
[2]	JPMorgan Chase & Co.	3.540%	5/1/28	54,058	53,025
[2]	JPMorgan Chase & Co.	2.182%	6/1/28	15,260	14,564
	JPMorgan Chase & Co.	4.979%	7/22/28	18,427	18,571
	JPMorgan Chase & Co.	4.851%	7/25/28	68,333	68,674
	JPMorgan Chase & Co.	4.505%	10/22/28	9,043	9,020
[2]	JPMorgan Chase & Co.	3.509%	1/23/29	50,636	49,269
	JPMorgan Chase & Co.	4.915%	1/24/29	5,885	5,934
[2]	JPMorgan Chase & Co.	4.005%	4/23/29	44,289	43,590
	JPMorgan Chase & Co.	2.069%	6/1/29	31,195	29,009
[2]	JPMorgan Chase & Co.	4.203%	7/23/29	35,126	34,722
	JPMorgan Chase & Co.	5.299%	7/24/29	52,791	53,846
	JPMorgan Chase & Co.	6.087%	10/23/29	49,326	51,545
[2]	JPMorgan Chase & Co.	4.452%	12/5/29	20,422	20,278
	JPMorgan Chase & Co.	5.012%	1/23/30	50,488	51,098
	JPMorgan Chase & Co.	5.581%	4/22/30	52,764	54,486
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	47,390	45,762
	JPMorgan Chase & Co.	4.565%	6/14/30	14,981	14,909
	JPMorgan Chase & Co.	4.995%	7/22/30	51,777	52,258
[2]	JPMorgan Chase & Co.	2.739%	10/15/30	55,914	51,559
	JPMorgan Chase & Co.	4.603%	10/22/30	53,925	53,611
	JPMorgan Chase & Co.	5.140%	1/24/31	26,695	27,101
[2]	JPMorgan Chase & Co.	4.493%	3/24/31	30,250	29,877
[2]	JPMorgan Chase & Co.	2.522%	4/22/31	39,864	36,000
	JPMorgan Chase & Co.	5.103%	4/22/31	16,927	17,175
[2]	JPMorgan Chase & Co.	2.956%	5/13/31	43,838	39,830
	JPMorgan Chase Bank NA	5.110%	12/8/26	35,038	35,431
[2]	KeyBank NA	5.850%	11/15/27	21,342	21,888
[2]	KeyBank NA	6.950%	2/1/28	4,025	4,232
[2]	KeyBank NA	3.900%	4/13/29	4,371	4,165
[2]	KeyCorp	2.250%	4/6/27	20,044	19,197
[2]	KeyCorp	4.100%	4/30/28	404	398
[2]	KeyCorp	2.550%	10/1/29	23,823	21,703
[2]	KeyCorp	5.121%	4/4/31	9,050	9,027
	Lazard Group LLC	3.625%	3/1/27	6,567	6,426
	Lazard Group LLC	4.500%	9/19/28	4,606	4,558
	Lazard Group LLC	4.375%	3/11/29	10,358	10,142
	Lincoln National Corp.	3.625%	12/12/26	8,087	7,965
	Lincoln National Corp.	3.800%	3/1/28	7,194	7,032
	Lloyds Banking Group plc	3.750%	1/11/27	13,577	13,412
	Lloyds Banking Group plc	5.462%	1/5/28	13,261	13,411
	Lloyds Banking Group plc	3.750%	3/18/28	22,895	22,521
	Lloyds Banking Group plc	4.375%	3/22/28	28,766	28,597
	Lloyds Banking Group plc	4.550%	8/16/28	12,605	12,549
[2]	Lloyds Banking Group plc	3.574%	11/7/28	23,521	22,882
	Lloyds Banking Group plc	5.087%	11/26/28	5,140	5,186
	Lloyds Banking Group plc	5.871%	3/6/29	25,144	25,888
	Lloyds Banking Group plc	5.721%	6/5/30	26,630	27,476
	Loews Corp.	3.200%	5/15/30	7,375	6,902
	LPL Holdings Inc.	5.700%	5/20/27	3,586	3,646
	LPL Holdings Inc.	4.900%	4/3/28	3,445	3,450
	LPL Holdings Inc.	6.750%	11/17/28	8,905	9,459
	LPL Holdings Inc.	5.200%	3/15/30	11,375	11,433
	M&T Bank Corp.	4.553%	8/16/28	11,590	11,541
[2]	M&T Bank Corp.	4.833%	1/16/29	2,074	2,077
	M&T Bank Corp.	7.413%	10/30/29	20,094	21,683
	Main Street Capital Corp.	3.000%	7/14/26	8,591	8,345
	Main Street Capital Corp.	6.500%	6/4/27	3,270	3,332
	Main Street Capital Corp.	6.950%	3/1/29	7,476	7,709
[2]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	8,090	7,844
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	7,352	7,380
	Manulife Financial Corp.	2.484%	5/19/27	8,877	8,567
	Marex Group plc	5.829%	5/8/28	2,600	2,613
	Marex Group plc	6.404%	11/4/29	11,310	11,526
	Markel Group Inc.	3.500%	11/1/27	5,552	5,420

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Markel Group Inc.	3.350%	9/17/29	4,520	4,306
	Marsh & McLennan Cos. Inc.	4.550%	11/8/27	8,810	8,844
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	20,853	20,854
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	16,046	16,115
	Mastercard Inc.	2.950%	11/21/26	9,240	9,084
	Mastercard Inc.	4.100%	1/15/28	10,992	11,002
	Mastercard Inc.	4.875%	3/9/28	21,849	22,285
	Mastercard Inc.	4.550%	3/15/28	8,839	8,948
	Mastercard Inc.	2.950%	6/1/29	15,328	14,612
	Mastercard Inc.	3.350%	3/26/30	49,180	46,997
	Mercury General Corp.	4.400%	3/15/27	4,200	4,141
	MetLife Inc.	4.550%	3/23/30	15,400	15,501
	MGIC Investment Corp.	5.250%	8/15/28	8,850	8,780
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	3,568	3,491
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	11,060	10,923
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	50,326	48,607
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	16,288	15,901
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	4,478	4,301
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	35,549	34,277
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	10,912	10,792
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	11,006	10,896
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	16,415	16,554
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	9,301	9,211
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	12,159	12,359
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	23,708	24,196
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	19,425	18,913
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	6,402	6,509
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	34,461	32,599
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	17,773	16,150
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	27,430	27,930
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/31	16,287	16,553
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	6,067	6,236
	Mizuho Financial Group Inc.	2.839%	9/13/26	13,945	13,655
	Mizuho Financial Group Inc.	4.018%	3/5/28	29,572	29,251
	Mizuho Financial Group Inc.	5.414%	9/13/28	18,269	18,593
	Mizuho Financial Group Inc.	5.667%	5/27/29	10,749	11,084
	Mizuho Financial Group Inc.	5.778%	7/6/29	29,741	30,701
[2]	Mizuho Financial Group Inc.	4.254%	9/11/29	22,006	21,706
	Mizuho Financial Group Inc.	3.261%	5/22/30	14,747	13,932
	Mizuho Financial Group Inc.	5.376%	5/26/30	6,885	7,024
[2]	Mizuho Financial Group Inc.	3.153%	7/16/30	9,010	8,452
	Mizuho Financial Group Inc.	5.098%	5/13/31	4,225	4,270
	Mizuho Financial Group Inc.	5.739%	5/27/31	10,296	10,680
[2]	Morgan Stanley	3.125%	7/27/26	61,277	60,343
[2]	Morgan Stanley	6.250%	8/9/26	2,407	2,456
[2]	Morgan Stanley	4.350%	9/8/26	50,266	50,057
	Morgan Stanley	3.625%	1/20/27	52,559	51,932
	Morgan Stanley	3.950%	4/23/27	37,461	37,118
[2]	Morgan Stanley	1.512%	7/20/27	34,447	33,241
	Morgan Stanley	2.475%	1/21/28	21,400	20,665
[2]	Morgan Stanley	5.652%	4/13/28	38,486	39,191
	Morgan Stanley	4.210%	4/20/28	30,248	30,031
[2]	Morgan Stanley	3.591%	7/22/28	24,899	24,330
	Morgan Stanley	6.296%	10/18/28	24,828	25,740
[2]	Morgan Stanley	3.772%	1/24/29	41,774	40,880
	Morgan Stanley	5.123%	2/1/29	46,857	47,412
[2]	Morgan Stanley	4.994%	4/12/29	17,173	17,333
[2]	Morgan Stanley	5.164%	4/20/29	49,477	50,165
	Morgan Stanley	5.449%	7/20/29	18,055	18,473
	Morgan Stanley	6.407%	11/1/29	16,111	16,982
	Morgan Stanley	5.173%	1/16/30	49,257	50,034
[2]	Morgan Stanley	4.431%	1/23/30	42,589	42,233
	Morgan Stanley	5.656%	4/18/30	53,039	54,766
	Morgan Stanley	5.042%	7/19/30	49,285	49,757
	Morgan Stanley	4.654%	10/18/30	58,121	57,725
	Morgan Stanley	5.230%	1/15/31	18,920	19,207
[2]	Morgan Stanley	2.699%	1/22/31	53,377	48,720
[2]	Morgan Stanley	3.622%	4/1/31	45,308	42,956
	Morgan Stanley	5.192%	4/17/31	43,590	44,218
[2]	Morgan Stanley Bank NA	5.882%	10/30/26	35,379	36,078

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley Bank NA	4.447%	10/15/27	26,102	26,081
[2]	Morgan Stanley Bank NA	4.952%	1/14/28	15,963	16,052
[2]	Morgan Stanley Bank NA	5.504%	5/26/28	46,408	47,223
[2]	Morgan Stanley Bank NA	4.968%	7/14/28	32,555	32,817
	Morgan Stanley Bank NA	5.016%	1/12/29	13,557	13,691
	Morgan Stanley Direct Lending Fund	6.150%	5/17/29	5,532	5,633
	Morgan Stanley Direct Lending Fund	6.000%	5/19/30	4,025	4,038
[3]	MSD Investment Corp.	6.250%	5/31/30	7,400	7,259
	Nasdaq Inc.	3.850%	6/30/26	7,846	7,799
	Nasdaq Inc.	5.350%	6/28/28	16,993	17,429
[2]	National Australia Bank Ltd.	2.500%	7/12/26	697	684
	National Australia Bank Ltd.	3.905%	6/9/27	14,526	14,429
	National Australia Bank Ltd.	5.087%	6/11/27	7,269	7,386
	National Australia Bank Ltd.	4.944%	1/12/28	15,315	15,595
	National Australia Bank Ltd.	4.900%	6/13/28	20,945	21,340
	National Australia Bank Ltd.	4.787%	1/10/29	20,713	21,045
	National Australia Bank Ltd.	4.901%	1/14/30	17,364	17,743
	National Bank of Canada	5.600%	12/18/28	23,135	23,896
	National Bank of Canada	4.500%	10/10/29	18,689	18,510
	NatWest Group plc	7.472%	11/10/26	29,258	29,593
	NatWest Group plc	1.642%	6/14/27	34,617	33,535
	NatWest Group plc	5.583%	3/1/28	2,741	2,780
[2]	NatWest Group plc	3.073%	5/22/28	7,514	7,285
	NatWest Group plc	5.516%	9/30/28	21,828	22,179
[2]	NatWest Group plc	4.892%	5/18/29	40,467	40,616
	NatWest Group plc	5.808%	9/13/29	7,847	8,091
[2]	NatWest Group plc	5.076%	1/27/30	24,062	24,199
[2]	NatWest Group plc	4.445%	5/8/30	21,302	20,945
	NatWest Group plc	4.964%	8/15/30	14,386	14,418
	NatWest Group plc	5.115%	5/23/31	18,386	18,465
	NatWest Group plc	6.475%	6/1/34	15,178	15,748
	New Mountain Finance Corp.	6.875%	2/1/29	5,210	5,259
	Nomura Holdings Inc.	1.653%	7/14/26	22,212	21,462
	Nomura Holdings Inc.	2.329%	1/22/27	28,440	27,352
	Nomura Holdings Inc.	5.594%	7/2/27	15,429	15,662
	Nomura Holdings Inc.	5.386%	7/6/27	107	108
	Nomura Holdings Inc.	6.070%	7/12/28	8,038	8,348
	Nomura Holdings Inc.	2.172%	7/14/28	12,836	11,894
	Nomura Holdings Inc.	5.605%	7/6/29	2,578	2,641
	Nomura Holdings Inc.	3.103%	1/16/30	33,080	30,557
	North Haven Private Income Fund LLC	5.750%	2/1/30	1,425	1,408
	Northern Trust Corp.	4.000%	5/10/27	17,175	17,116
	Northern Trust Corp.	3.650%	8/3/28	12,236	12,020
	Northern Trust Corp.	3.150%	5/3/29	7,379	7,076
	Northern Trust Corp.	1.950%	5/1/30	14,800	13,128
[2]	Northern Trust Corp.	3.375%	5/8/32	3,301	3,186
	Nuveen Churchill Direct Lending Corp.	6.650%	3/15/30	2,675	2,723
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	3,666	3,472
	Oaktree Specialty Lending Corp.	7.100%	2/15/29	4,929	5,029
	Oaktree Specialty Lending Corp.	6.340%	2/27/30	4,800	4,738
[2]	Oaktree Strategic Credit Fund	8.400%	11/14/28	4,748	5,081
	Oaktree Strategic Credit Fund	6.500%	7/23/29	5,955	6,027
	Old Republic International Corp.	3.875%	8/26/26	10,186	10,085
	ORIX Corp.	3.700%	7/18/27	2,750	2,700
	ORIX Corp.	5.000%	9/13/27	13,486	13,598
	ORIX Corp.	4.650%	9/10/29	9,421	9,397
	PartnerRe Finance B LLC	3.700%	7/2/29	8,261	7,934
	PayPal Holdings Inc.	2.650%	10/1/26	27,422	26,849
	PayPal Holdings Inc.	4.450%	3/6/28	3,694	3,710
	PayPal Holdings Inc.	2.850%	10/1/29	25,108	23,476
[2]	PNC Bank NA	3.100%	10/25/27	3,226	3,134
[2]	PNC Bank NA	4.050%	7/26/28	33,160	32,662
[2]	PNC Bank NA	2.700%	10/22/29	7,210	6,638
	PNC Financial Services Group Inc.	2.600%	7/23/26	6,555	6,433
	PNC Financial Services Group Inc.	1.150%	8/13/26	10,396	9,999
	PNC Financial Services Group Inc.	5.102%	7/23/27	8,126	8,173
	PNC Financial Services Group Inc.	6.615%	10/20/27	22,909	23,545
	PNC Financial Services Group Inc.	5.300%	1/21/28	23,594	23,862
	PNC Financial Services Group Inc.	5.354%	12/2/28	19,556	19,903
	PNC Financial Services Group Inc.	3.450%	4/23/29	29,190	28,167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	5.582%	6/12/29	46,669	48,005
	PNC Financial Services Group Inc.	2.550%	1/22/30	24,526	22,413
	PNC Financial Services Group Inc.	5.492%	5/14/30	41,959	43,156
	PNC Financial Services Group Inc.	5.222%	1/29/31	13,295	13,498
	PNC Financial Services Group Inc.	4.899%	5/13/31	24,900	24,936
	Principal Financial Group Inc.	3.100%	11/15/26	182	178
	Progressive Corp.	2.450%	1/15/27	15,166	14,731
	Progressive Corp.	2.500%	3/15/27	7,836	7,603
	Progressive Corp.	4.000%	3/1/29	14,947	14,783
	Progressive Corp.	3.200%	3/26/30	7,475	7,089
[2]	Prudential Financial Inc.	4.500%	9/15/47	20,537	20,099
[2]	Prudential Financial Inc.	5.700%	9/15/48	3,784	3,779
	Prudential Funding Asia plc	3.125%	4/14/30	13,969	13,141
	Radian Group Inc.	6.200%	5/15/29	10,993	11,320
	Raymond James Financial Inc.	4.650%	4/1/30	7,100	7,155
	Regions Financial Corp.	1.800%	8/12/28	15,853	14,497
	Regions Financial Corp.	5.722%	6/6/30	16,668	17,051
	Reinsurance Group of America Inc.	3.950%	9/15/26	6,447	6,396
	Reinsurance Group of America Inc.	3.900%	5/15/29	4,867	4,741
	RenaissanceRe Finance Inc.	3.450%	7/1/27	3,582	3,510
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	17,126	16,438
[2]	Royal Bank of Canada	1.150%	7/14/26	22,070	21,308
[2]	Royal Bank of Canada	1.400%	11/2/26	3,778	3,629
[2]	Royal Bank of Canada	4.875%	1/19/27	8,570	8,643
[2]	Royal Bank of Canada	2.050%	1/21/27	3,567	3,442
	Royal Bank of Canada	3.625%	5/4/27	9,804	9,677
[2]	Royal Bank of Canada	5.069%	7/23/27	23,044	23,195
[2]	Royal Bank of Canada	4.240%	8/3/27	31,411	31,341
[2]	Royal Bank of Canada	4.510%	10/18/27	9,204	9,208
[2]	Royal Bank of Canada	6.000%	11/1/27	10,426	10,806
[2]	Royal Bank of Canada	4.900%	1/12/28	14,003	14,199
[2]	Royal Bank of Canada	5.200%	8/1/28	2,668	2,730
[2]	Royal Bank of Canada	4.522%	10/18/28	11,785	11,774
[2]	Royal Bank of Canada	4.965%	1/24/29	25,067	25,313
[2]	Royal Bank of Canada	4.950%	2/1/29	21,882	22,280
[2]	Royal Bank of Canada	4.969%	8/2/30	35,653	35,921
[2]	Royal Bank of Canada	4.650%	10/18/30	22,598	22,497
[2]	Royal Bank of Canada	5.153%	2/4/31	42,463	43,080
	Santander Holdings USA Inc.	3.244%	10/5/26	25,918	25,403
	Santander Holdings USA Inc.	4.400%	7/13/27	27,372	27,144
	Santander Holdings USA Inc.	2.490%	1/6/28	4,647	4,466
	Santander Holdings USA Inc.	6.499%	3/9/29	12,484	12,925
	Santander Holdings USA Inc.	6.174%	1/9/30	15,872	16,364
	Santander Holdings USA Inc.	5.353%	9/6/30	16,785	16,880
	Santander Holdings USA Inc.	5.741%	3/20/31	11,500	11,626
	Santander UK Group Holdings plc	6.833%	11/21/26	12,646	12,761
	Santander UK Group Holdings plc	1.673%	6/14/27	16,972	16,400
	Santander UK Group Holdings plc	2.469%	1/11/28	24,172	23,232
[2]	Santander UK Group Holdings plc	3.823%	11/3/28	20,598	20,025
	Santander UK Group Holdings plc	6.534%	1/10/29	27,311	28,343
	Santander UK Group Holdings plc	4.858%	9/11/30	8,660	8,579
	Santander UK Group Holdings plc	5.694%	4/15/31	11,000	11,257
	Sixth Street Lending Partners	6.500%	3/11/29	14,333	14,710
	Sixth Street Lending Partners	5.750%	1/15/30	12,570	12,501
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	1,108	1,074
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	6,976	7,289
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	8,567	8,709
	State Street Bank & Trust Co.	4.782%	11/23/29	17,055	17,260
	State Street Corp.	5.272%	8/3/26	13,709	13,838
	State Street Corp.	4.993%	3/18/27	13,143	13,303
	State Street Corp.	2.203%	2/7/28	19,282	18,587
	State Street Corp.	4.536%	2/28/28	10,320	10,395
	State Street Corp.	4.543%	4/24/28	6,260	6,274
	State Street Corp.	5.820%	11/4/28	1,953	2,016
	State Street Corp.	4.530%	2/20/29	18,636	18,695
	State Street Corp.	5.684%	11/21/29	24,250	25,212
	State Street Corp.	2.400%	1/24/30	12,479	11,470
	State Street Corp.	4.729%	2/28/30	18,708	18,803
	State Street Corp.	4.834%	4/24/30	14,975	15,103
	State Street Corp.	3.152%	3/30/31	7,780	7,293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stifel Financial Corp.	4.000%	5/15/30	5,900	5,604
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	31,634	30,998
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	47,715	45,846
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	34,957	34,263
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	26,051	25,656
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	9,318	8,985
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	14,766	14,460
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	753	735
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	42,138	43,258
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	19,366	20,079
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/28	8,887	9,197
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	46,960	43,193
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	22,755	23,307
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	44,650	41,972
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	8,553	8,906
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	27,375	25,158
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/30	10,995	11,230
	Synchrony Bank	5.625%	8/23/27	9,685	9,814
	Synchrony Financial	3.700%	8/4/26	12,508	12,323
	Synchrony Financial	3.950%	12/1/27	13,483	13,111
	Synchrony Financial	5.150%	3/19/29	11,571	11,472
	Synchrony Financial	5.450%	3/6/31	12,700	12,642
	Synovus Bank	5.625%	2/15/28	8,669	8,703
	Synovus Financial Corp.	6.168%	11/1/30	15,028	15,207
[2]	Toronto-Dominion Bank	1.200%	6/3/26	28,998	28,072
[2]	Toronto-Dominion Bank	5.532%	7/17/26	26,819	27,109
[2]	Toronto-Dominion Bank	1.250%	9/10/26	36,915	35,439
[2]	Toronto-Dominion Bank	1.950%	1/12/27	17,001	16,348
[2]	Toronto-Dominion Bank	2.800%	3/10/27	25,733	25,022
[2]	Toronto-Dominion Bank	4.980%	4/5/27	8,589	8,663
	Toronto-Dominion Bank	4.108%	6/8/27	13,198	13,099
[2]	Toronto-Dominion Bank	4.693%	9/15/27	39,867	40,041
	Toronto-Dominion Bank	5.156%	1/10/28	6,674	6,786
	Toronto-Dominion Bank	4.861%	1/31/28	25,210	25,447
[2]	Toronto-Dominion Bank	5.523%	7/17/28	3,053	3,144
[2]	Toronto-Dominion Bank	4.994%	4/5/29	18,768	19,047
	Toronto-Dominion Bank	4.783%	12/17/29	18,602	18,666
[2]	Toronto-Dominion Bank	3.625%	9/15/31	28,841	28,309
	Toronto-Dominion Bank	5.146%	9/10/34	16,476	16,360
[2]	Truist Bank	3.800%	10/30/26	10,885	10,751
[2]	Truist Bank	2.250%	3/11/30	5,000	4,422
[2]	Truist Financial Corp.	6.047%	6/8/27	26,809	27,160
[2]	Truist Financial Corp.	1.125%	8/3/27	2,468	2,306
[2]	Truist Financial Corp.	4.123%	6/6/28	18,378	18,228
[2]	Truist Financial Corp.	4.873%	1/26/29	31,194	31,360
[2]	Truist Financial Corp.	3.875%	3/19/29	9,430	9,147
[2]	Truist Financial Corp.	1.887%	6/7/29	16,288	15,052
[2]	Truist Financial Corp.	7.161%	10/30/29	14,738	15,860
[2]	Truist Financial Corp.	5.435%	1/24/30	9,171	9,377
[2]	Truist Financial Corp.	5.071%	5/20/31	35,400	35,585
	UBS AG	5.000%	7/9/27	30,146	30,472
	UBS AG	4.864%	1/10/28	16,275	16,353
	UBS AG	7.500%	2/15/28	37,244	40,033
	UBS AG	5.650%	9/11/28	26,602	27,552
[2]	US Bancorp	2.375%	7/22/26	9,725	9,531
[2]	US Bancorp	3.150%	4/27/27	17,150	16,785
	US Bancorp	6.787%	10/26/27	1,386	1,427
[2]	US Bancorp	2.215%	1/27/28	5,658	5,447
[2]	US Bancorp	3.900%	4/26/28	6,003	5,944
[2]	US Bancorp	4.548%	7/22/28	30,776	30,748
	US Bancorp	4.653%	2/1/29	32,426	32,474
	US Bancorp	5.775%	6/12/29	41,621	42,958
	US Bancorp	5.384%	1/23/30	33,479	34,249
	US Bancorp	5.100%	7/23/30	31,877	32,266
	US Bancorp	5.046%	2/12/31	8,880	8,947
	US Bancorp	5.083%	5/15/31	18,380	18,537
	US Bank NA	4.507%	10/22/27	19,765	19,740
	Visa Inc.	1.900%	4/15/27	30,441	29,263
	Visa Inc.	0.750%	8/15/27	8,388	7,829
	Visa Inc.	2.750%	9/15/27	10,193	9,906

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Voya Financial Inc.	3.650%	6/15/26	11,005	10,900
[2]	Voya Financial Inc.	4.700%	1/23/48	4,203	3,968
	Wachovia Corp.	7.574%	8/1/26	6	6
	Webster Financial Corp.	4.100%	3/25/29	4,960	4,812
[2]	Wells Fargo & Co.	4.100%	6/3/26	14,827	14,748
	Wells Fargo & Co.	3.000%	10/23/26	70,723	69,306
[2]	Wells Fargo & Co.	3.196%	6/17/27	25,105	24,744
[2]	Wells Fargo & Co.	4.300%	7/22/27	55,017	54,752
[2]	Wells Fargo & Co.	4.900%	1/24/28	13,794	13,846
[2]	Wells Fargo & Co.	3.526%	3/24/28	61,616	60,417
[2]	Wells Fargo & Co.	5.707%	4/22/28	64,665	65,860
[2]	Wells Fargo & Co.	3.584%	5/22/28	58,523	57,367
[2]	Wells Fargo & Co.	2.393%	6/2/28	44,725	42,804
[2]	Wells Fargo & Co.	4.808%	7/25/28	46,088	46,212
[2]	Wells Fargo & Co.	4.150%	1/24/29	50,249	49,605
	Wells Fargo & Co.	4.970%	4/23/29	8,444	8,510
[2]	Wells Fargo & Co.	5.574%	7/25/29	79,394	81,445
	Wells Fargo & Co.	6.303%	10/23/29	22,796	23,929
	Wells Fargo & Co.	5.198%	1/23/30	40,326	41,001
[2]	Wells Fargo & Co.	2.879%	10/30/30	59,898	55,286
	Wells Fargo & Co.	5.244%	1/24/31	54,250	55,075
[2]	Wells Fargo & Co.	2.572%	2/11/31	50,491	45,630
[2]	Wells Fargo & Co.	4.478%	4/4/31	30,000	29,505
	Wells Fargo & Co.	5.150%	4/23/31	18,268	18,494
[2]	Wells Fargo Bank NA	5.450%	8/7/26	47,072	47,590
	Wells Fargo Bank NA	5.254%	12/11/26	35,484	35,936
	Westpac Banking Corp.	1.150%	6/3/26	25,219	24,437
	Westpac Banking Corp.	2.700%	8/19/26	23,175	22,762
[2]	Westpac Banking Corp.	4.600%	10/20/26	14,036	14,111
	Westpac Banking Corp.	3.350%	3/8/27	15,144	14,920
	Westpac Banking Corp.	5.457%	11/18/27	24,387	25,082
	Westpac Banking Corp.	5.535%	11/17/28	28,424	29,600
	Westpac Banking Corp.	1.953%	11/20/28	943	873
	Westpac Banking Corp.	5.050%	4/16/29	15,134	15,514
[2]	Westpac Banking Corp.	4.322%	11/23/31	29,068	28,776
	Westpac Banking Corp.	4.110%	7/24/34	21,347	20,456
	Willis North America Inc.	4.650%	6/15/27	19,164	19,241
	Willis North America Inc.	4.500%	9/15/28	7,392	7,367
	Willis North America Inc.	2.950%	9/15/29	15,704	14,628
	Wintrust Financial Corp.	4.850%	6/6/29	4,888	4,710
	Zions Bancorp NA	3.250%	10/29/29	8,758	7,902
					16,568,835
Health Care (8.6%)
[4]	Abbott Laboratories	3.750%	11/30/26	29,837	29,709
	Abbott Laboratories	1.150%	1/30/28	9,365	8,717
	AbbVie Inc.	2.950%	11/21/26	76,609	75,108
	AbbVie Inc.	4.800%	3/15/27	45,803	46,221
	AbbVie Inc.	4.650%	3/15/28	20,065	20,266
	AbbVie Inc.	4.250%	11/14/28	2,414	2,413
	AbbVie Inc.	4.800%	3/15/29	38,709	39,272
	AbbVie Inc.	3.200%	11/21/29	96,685	91,721
	AbbVie Inc.	4.875%	3/15/30	31,045	31,564
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	7,302	7,154
	Agilent Technologies Inc.	3.050%	9/22/26	436	428
	Agilent Technologies Inc.	2.750%	9/15/29	12,080	11,205
	Amgen Inc.	2.200%	2/21/27	4,652	4,482
	Amgen Inc.	3.200%	11/2/27	11,566	11,242
	Amgen Inc.	5.150%	3/2/28	66,549	67,766
	Amgen Inc.	1.650%	8/15/28	26,918	24,682
	Amgen Inc.	3.000%	2/22/29	18,079	17,140
	Amgen Inc.	4.050%	8/18/29	22,401	21,932
	Amgen Inc.	2.450%	2/21/30	14,565	13,202
	Amgen Inc.	5.250%	3/2/30	40,461	41,489
[2]	Ascension Health	2.532%	11/15/29	14,860	13,708
	AstraZeneca Finance LLC	4.800%	2/26/27	501	506
	AstraZeneca Finance LLC	4.875%	3/3/28	14,843	15,121
	AstraZeneca Finance LLC	1.750%	5/28/28	22,007	20,525
	AstraZeneca Finance LLC	4.850%	2/26/29	23,109	23,490
	AstraZeneca plc	3.125%	6/12/27	17,457	17,120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AstraZeneca plc	1.375%	8/6/30	17,000	14,579
	Baxalta Inc.	4.000%	6/23/25	15,739	15,719
	Baxter International Inc.	2.600%	8/15/26	10,083	9,849
	Baxter International Inc.	1.915%	2/1/27	29,697	28,400
	Baxter International Inc.	2.272%	12/1/28	23,838	21,993
	Baxter International Inc.	3.950%	4/1/30	7,000	6,773
	Becton Dickinson & Co.	3.700%	6/6/27	37,494	36,917
	Becton Dickinson & Co.	4.693%	2/13/28	20,060	20,142
	Becton Dickinson & Co.	4.874%	2/8/29	6,915	6,959
	Becton Dickinson & Co.	5.081%	6/7/29	8,000	8,118
	Becton Dickinson & Co.	2.823%	5/20/30	6,200	5,664
	Biogen Inc.	2.250%	5/1/30	7,500	6,653
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	7,924	7,732
	Bristol-Myers Squibb Co.	3.200%	6/15/26	28,667	28,332
	Bristol-Myers Squibb Co.	4.900%	2/22/27	1,077	1,089
	Bristol-Myers Squibb Co.	3.250%	2/27/27	11,176	11,009
	Bristol-Myers Squibb Co.	3.450%	11/15/27	13,732	13,516
	Bristol-Myers Squibb Co.	3.900%	2/20/28	35,333	35,079
	Bristol-Myers Squibb Co.	4.900%	2/22/29	21,826	22,237
	Bristol-Myers Squibb Co.	3.400%	7/26/29	35,636	34,282
	Cardinal Health Inc.	4.700%	11/15/26	6,229	6,241
	Cardinal Health Inc.	3.410%	6/15/27	25,293	24,796
	Cardinal Health Inc.	5.125%	2/15/29	13,350	13,597
	Cardinal Health Inc.	5.000%	11/15/29	6,525	6,600
	Cencora Inc.	3.450%	12/15/27	19,368	18,894
	Cencora Inc.	4.625%	12/15/27	3,323	3,339
	Cencora Inc.	4.850%	12/15/29	11,737	11,830
	Cencora Inc.	2.800%	5/15/30	7,425	6,825
	Centene Corp.	4.250%	12/15/27	38,095	37,220
	Centene Corp.	2.450%	7/15/28	48,669	44,836
	Centene Corp.	4.625%	12/15/29	55,268	53,224
	Centene Corp.	3.375%	2/15/30	26,200	23,871
[2]	Cigna Group	3.400%	3/1/27	22,787	22,378
	Cigna Group	4.375%	10/15/28	73,014	72,594
	Cigna Group	5.000%	5/15/29	17,628	17,898
	Cigna Group	2.400%	3/15/30	9,919	8,936
	CommonSpirit Health	6.073%	11/1/27	7,406	7,637
	CommonSpirit Health	3.347%	10/1/29	18,017	17,035
	CVS Health Corp.	2.875%	6/1/26	29,278	28,760
	CVS Health Corp.	3.000%	8/15/26	4,430	4,345
	CVS Health Corp.	3.625%	4/1/27	4,213	4,142
	CVS Health Corp.	6.250%	6/1/27	6,200	6,390
	CVS Health Corp.	1.300%	8/21/27	46,637	43,360
	CVS Health Corp.	4.300%	3/25/28	84,745	83,782
	CVS Health Corp.	5.000%	1/30/29	9,884	9,952
	CVS Health Corp.	5.400%	6/1/29	16,207	16,527
	CVS Health Corp.	3.250%	8/15/29	34,990	32,883
	CVS Health Corp.	5.125%	2/21/30	18,959	19,071
	CVS Health Corp.	3.750%	4/1/30	7,240	6,854
	CVS Health Corp.	1.750%	8/21/30	10,525	8,950
	DH Europe Finance II Sarl	2.600%	11/15/29	15,445	14,295
	Edwards Lifesciences Corp.	4.300%	6/15/28	12,105	12,042
	Elevance Health Inc.	3.650%	12/1/27	30,159	29,613
	Elevance Health Inc.	4.101%	3/1/28	2,735	2,711
	Elevance Health Inc.	5.150%	6/15/29	10,541	10,737
	Elevance Health Inc.	2.875%	9/15/29	14,345	13,370
	Elevance Health Inc.	4.750%	2/15/30	11,450	11,488
	Elevance Health Inc.	2.250%	5/15/30	16,193	14,427
	Eli Lilly & Co.	4.500%	2/9/27	20,936	21,058
	Eli Lilly & Co.	4.150%	8/14/27	13,895	13,921
	Eli Lilly & Co.	4.550%	2/12/28	16,700	16,884
	Eli Lilly & Co.	4.500%	2/9/29	22,736	22,912
	Eli Lilly & Co.	3.375%	3/15/29	17,903	17,397
	Eli Lilly & Co.	4.200%	8/14/29	27,370	27,321
	Eli Lilly & Co.	4.750%	2/12/30	15,155	15,400
	GE HealthCare Technologies Inc.	5.650%	11/15/27	33,415	34,284
	GE HealthCare Technologies Inc.	4.800%	8/14/29	13,745	13,819
	GE HealthCare Technologies Inc.	5.857%	3/15/30	14,180	14,846
	Gilead Sciences Inc.	2.950%	3/1/27	18,381	18,029
	Gilead Sciences Inc.	1.200%	10/1/27	15,889	14,866

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	4.800%	11/15/29	11,925	12,083
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	31,087	30,819
	GlaxoSmithKline Capital Inc.	4.500%	4/15/30	15,003	14,994
	GlaxoSmithKline Capital plc	4.315%	3/12/27	7,523	7,542
	GlaxoSmithKline Capital plc	3.375%	6/1/29	11,294	10,884
	HCA Inc.	5.250%	6/15/26	17,418	17,435
	HCA Inc.	5.375%	9/1/26	22,002	22,101
	HCA Inc.	4.500%	2/15/27	28,115	28,030
	HCA Inc.	3.125%	3/15/27	16,518	16,103
	HCA Inc.	5.000%	3/1/28	3,986	4,027
	HCA Inc.	5.200%	6/1/28	3,802	3,856
	HCA Inc.	5.625%	9/1/28	28,614	29,255
	HCA Inc.	5.875%	2/1/29	8,430	8,700
	HCA Inc.	3.375%	3/15/29	12,653	12,035
	HCA Inc.	4.125%	6/15/29	42,578	41,469
	HCA Inc.	5.250%	3/1/30	17,000	17,261
	Humana Inc.	1.350%	2/3/27	15,888	15,129
	Humana Inc.	3.950%	3/15/27	9,660	9,589
	Humana Inc.	5.750%	3/1/28	10,280	10,551
	Humana Inc.	5.750%	12/1/28	6,913	7,138
	Humana Inc.	3.700%	3/23/29	16,731	16,066
	Humana Inc.	3.125%	8/15/29	10,708	9,971
	Humana Inc.	4.875%	4/1/30	7,500	7,461
	Icon Investments Six DAC	5.809%	5/8/27	12,490	12,698
	Icon Investments Six DAC	5.849%	5/8/29	1,567	1,605
	Illumina Inc.	4.650%	9/9/26	8,705	8,696
	Illumina Inc.	5.750%	12/13/27	9,150	9,336
	IQVIA Inc.	5.700%	5/15/28	12,308	12,522
	IQVIA Inc.	6.250%	2/1/29	9,623	9,987
	Johnson & Johnson	4.500%	3/1/27	11,934	12,030
	Johnson & Johnson	2.950%	3/3/27	8,339	8,192
	Johnson & Johnson	2.900%	1/15/28	38,108	37,066
	Johnson & Johnson	4.550%	3/1/28	11,465	11,625
	Johnson & Johnson	4.800%	6/1/29	25,181	25,748
	Johnson & Johnson	6.950%	9/1/29	300	332
	Johnson & Johnson	4.700%	3/1/30	13,829	14,067
	Laboratory Corp. of America Holdings	1.550%	6/1/26	10,986	10,670
	Laboratory Corp. of America Holdings	2.950%	12/1/29	4,570	4,250
	Laboratory Corp. of America Holdings	4.350%	4/1/30	10,977	10,774
	McKesson Corp.	3.950%	2/16/28	2,400	2,374
	McKesson Corp.	4.250%	9/15/29	8,799	8,731
	McKesson Corp.	4.650%	5/30/30	16,085	16,106
	Medtronic Global Holdings SCA	4.250%	3/30/28	17,424	17,447
	Merck & Co. Inc.	1.700%	6/10/27	24,540	23,413
	Merck & Co. Inc.	4.050%	5/17/28	15,918	15,914
	Merck & Co. Inc.	1.900%	12/10/28	16,436	15,188
	Merck & Co. Inc.	3.400%	3/7/29	36,678	35,530
	Mylan Inc.	4.550%	4/15/28	12,927	12,629
	Novartis Capital Corp.	3.100%	5/17/27	18,389	18,067
	Novartis Capital Corp.	3.800%	9/18/29	21,310	20,956
	Pfizer Inc.	2.750%	6/3/26	23,485	23,122
	Pfizer Inc.	3.000%	12/15/26	33,028	32,504
	Pfizer Inc.	3.450%	3/15/29	27,305	26,536
	Pfizer Inc.	2.625%	4/1/30	9,128	8,409
	Pfizer Inc.	1.700%	5/28/30	23,375	20,488
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	70,081	70,465
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	12,600	12,682
	Pharmacia LLC	6.600%	12/1/28	8,152	8,720
[2]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	984	958
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,990	5,489
	Quest Diagnostics Inc.	3.450%	6/1/26	13,596	13,455
	Quest Diagnostics Inc.	4.200%	6/30/29	4,282	4,228
	Quest Diagnostics Inc.	4.625%	12/15/29	11,757	11,772
	Revvity Inc.	1.900%	9/15/28	4,232	3,878
	Revvity Inc.	3.300%	9/15/29	12,534	11,785
	Royalty Pharma plc	1.750%	9/2/27	22,061	20,754
	Royalty Pharma plc	5.150%	9/2/29	1,889	1,910
	Sanofi SA	3.625%	6/19/28	17,059	16,791
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	650	640
	Smith & Nephew plc	5.150%	3/20/27	5,393	5,443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Solventum Corp.	5.450%	2/25/27	18,885	19,123
	Solventum Corp.	5.400%	3/1/29	23,105	23,577
[2]	SSM Health Care Corp.	3.823%	6/1/27	2,664	2,627
	SSM Health Care Corp.	4.894%	6/1/28	1,715	1,731
	Stryker Corp.	4.550%	2/10/27	13,200	13,246
	Stryker Corp.	4.700%	2/10/28	11,450	11,553
	Stryker Corp.	3.650%	3/7/28	11,973	11,741
	Stryker Corp.	4.850%	12/8/28	10,751	10,903
	Stryker Corp.	4.250%	9/11/29	8,830	8,761
	Stryker Corp.	4.850%	2/10/30	9,700	9,801
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	25,374	25,688
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	35,200	31,189
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	6,010	6,047
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	22,089	22,293
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	11,596	11,765
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	20,455	18,808
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	1,372	1,402
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	21,464	19,945
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	3,000	3,065
	UnitedHealth Group Inc.	4.750%	7/15/26	1,701	1,705
	UnitedHealth Group Inc.	3.450%	1/15/27	16,446	16,193
	UnitedHealth Group Inc.	3.375%	4/15/27	3,292	3,225
	UnitedHealth Group Inc.	4.600%	4/15/27	13,030	13,057
	UnitedHealth Group Inc.	3.700%	5/15/27	5,924	5,838
	UnitedHealth Group Inc.	2.950%	10/15/27	4,917	4,746
	UnitedHealth Group Inc.	5.250%	2/15/28	11,306	11,521
	UnitedHealth Group Inc.	3.850%	6/15/28	14,016	13,753
	UnitedHealth Group Inc.	3.875%	12/15/28	15,737	15,383
	UnitedHealth Group Inc.	4.250%	1/15/29	28,318	27,981
	UnitedHealth Group Inc.	4.700%	4/15/29	10,409	10,433
	UnitedHealth Group Inc.	4.000%	5/15/29	18,198	17,787
	UnitedHealth Group Inc.	2.875%	8/15/29	19,353	18,061
	UnitedHealth Group Inc.	4.800%	1/15/30	20,415	20,523
	UnitedHealth Group Inc.	5.300%	2/15/30	22,687	23,223
	UnitedHealth Group Inc.	2.000%	5/15/30	18,400	16,209
	Universal Health Services Inc.	1.650%	9/1/26	1,190	1,143
	Universal Health Services Inc.	4.625%	10/15/29	9,283	9,096
	Utah Acquisition Sub Inc.	3.950%	6/15/26	18,978	18,729
	Viatris Inc.	2.300%	6/22/27	12,920	12,235
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	11,380	11,676
	Zimmer Biomet Holdings Inc.	5.050%	2/19/30	10,562	10,723
	Zoetis Inc.	3.000%	9/12/27	1,680	1,633
	Zoetis Inc.	3.900%	8/20/28	9,439	9,324
	Zoetis Inc.	2.000%	5/15/30	12,000	10,656
					3,580,011
Industrials (6.7%)
	3M Co.	2.875%	10/15/27	17,382	16,767
[2]	3M Co.	3.625%	9/14/28	9,166	8,951
	3M Co.	2.375%	8/26/29	16,503	15,184
	3M Co.	4.800%	3/15/30	15,013	15,128
	AGCO Corp.	5.450%	3/21/27	6,465	6,520
	Allegion plc	3.500%	10/1/29	6,705	6,378
[2]	American Airlines Pass-Through Trust Class A Series 2014-1	3.700%	10/1/26	5,153	5,036
[2]	American Airlines Pass-Through Trust Class A Series 2015-1	3.375%	5/1/27	754	732
[2]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	6,709	6,525
[2]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	1,110	1,068
[2]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	781	740
	Amphenol Corp.	5.050%	4/5/27	15,801	16,015
	Amphenol Corp.	5.050%	4/5/29	10,590	10,827
	Amphenol Corp.	4.350%	6/1/29	9,455	9,439
	Amphenol Corp.	2.800%	2/15/30	11,649	10,825
	Boeing Co.	2.700%	2/1/27	22,624	21,911
	Boeing Co.	2.800%	3/1/27	8,257	7,966
	Boeing Co.	5.040%	5/1/27	32,743	32,940
	Boeing Co.	6.259%	5/1/27	11,226	11,545
	Boeing Co.	3.250%	2/1/28	31,467	30,365
	Boeing Co.	3.200%	3/1/29	18,483	17,506
	Boeing Co.	6.298%	5/1/29	18,088	19,026
	Boeing Co.	2.950%	2/1/30	11,000	10,098

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	5.150%	5/1/30	65,982	66,579
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	15,122	14,877
	Canadian Pacific Railway Co.	1.750%	12/2/26	31,879	30,650
	Canadian Pacific Railway Co.	2.875%	11/15/29	3,385	3,150
	Canadian Pacific Railway Co.	4.800%	3/30/30	18,189	18,318
	Carrier Global Corp.	2.493%	2/15/27	18,091	17,531
	Carrier Global Corp.	2.722%	2/15/30	31,503	28,995
	Caterpillar Financial Services Corp.	2.400%	8/9/26	4,725	4,620
[2]	Caterpillar Financial Services Corp.	1.150%	9/14/26	15,147	14,557
	Caterpillar Financial Services Corp.	4.450%	10/16/26	3,925	3,937
	Caterpillar Financial Services Corp.	4.500%	1/7/27	8,070	8,108
[2]	Caterpillar Financial Services Corp.	1.700%	1/8/27	5,564	5,363
	Caterpillar Financial Services Corp.	4.500%	1/8/27	7,976	8,007
	Caterpillar Financial Services Corp.	5.000%	5/14/27	8,055	8,168
[2]	Caterpillar Financial Services Corp.	3.600%	8/12/27	16,468	16,248
[2]	Caterpillar Financial Services Corp.	1.100%	9/14/27	16,625	15,495
	Caterpillar Financial Services Corp.	4.400%	10/15/27	10,915	10,946
	Caterpillar Financial Services Corp.	4.600%	11/15/27	17,145	17,280
	Caterpillar Financial Services Corp.	4.400%	3/3/28	5,687	5,712
	Caterpillar Financial Services Corp.	4.850%	2/27/29	6,648	6,763
	Caterpillar Financial Services Corp.	4.375%	8/16/29	9,540	9,538
	Caterpillar Financial Services Corp.	4.700%	11/15/29	10,255	10,387
	Caterpillar Financial Services Corp.	4.800%	1/8/30	5,765	5,869
	Caterpillar Inc.	2.600%	4/9/30	11,950	11,045
	CH Robinson Worldwide Inc.	4.200%	4/15/28	12,049	11,857
	CNH Industrial Capital LLC	1.450%	7/15/26	5,897	5,683
	CNH Industrial Capital LLC	4.750%	3/21/28	3,370	3,376
	CNH Industrial Capital LLC	4.550%	4/10/28	15,623	15,580
	CNH Industrial Capital LLC	5.500%	1/12/29	2,642	2,709
	CNH Industrial Capital LLC	5.100%	4/20/29	11,530	11,673
[2]	CNH Industrial NV	3.850%	11/15/27	5,026	4,970
	CSX Corp.	2.600%	11/1/26	10,858	10,585
	CSX Corp.	3.250%	6/1/27	16,746	16,404
	CSX Corp.	3.800%	3/1/28	277	273
	CSX Corp.	4.250%	3/15/29	28,274	28,089
	CSX Corp.	2.400%	2/15/30	7,844	7,165
	Cummins Inc.	4.250%	5/9/28	4,475	4,482
	Deere & Co.	3.100%	4/15/30	7,100	6,685
	Delta Air Lines Inc.	4.375%	4/19/28	16,739	16,549
[3]	Delta Air Lines Inc.	4.750%	10/20/28	5,690	5,666
	Delta Air Lines Inc.	3.750%	10/28/29	19,135	18,026
	Eaton Capital ULC	4.450%	5/9/30	6,050	6,029
	Eaton Corp.	3.103%	9/15/27	13,810	13,494
	Emerson Electric Co.	0.875%	10/15/26	15,240	14,546
	Emerson Electric Co.	1.800%	10/15/27	8,525	8,077
	Emerson Electric Co.	2.000%	12/21/28	24,610	22,782
[3]	FedEx Corp.	3.100%	8/5/29	17,612	16,493
[3]	FedEx Corp.	4.250%	5/15/30	7,672	7,451
	Fortive Corp.	3.150%	6/15/26	14,217	14,003
	General Dynamics Corp.	2.125%	8/15/26	9,995	9,754
	General Dynamics Corp.	3.500%	4/1/27	6,302	6,235
	General Dynamics Corp.	2.625%	11/15/27	7,935	7,651
	General Dynamics Corp.	3.750%	5/15/28	19,052	18,884
	HEICO Corp.	5.250%	8/1/28	2,813	2,874
	Hexcel Corp.	4.200%	2/15/27	6,271	6,198
	Honeywell International Inc.	2.500%	11/1/26	28,560	27,823
	Honeywell International Inc.	1.100%	3/1/27	9,364	8,860
	Honeywell International Inc.	4.650%	7/30/27	24,000	24,128
	Honeywell International Inc.	4.950%	2/15/28	1,385	1,408
	Honeywell International Inc.	4.250%	1/15/29	12,063	12,012
	Honeywell International Inc.	2.700%	8/15/29	12,130	11,331
	Honeywell International Inc.	4.875%	9/1/29	7,905	8,048
	Honeywell International Inc.	4.700%	2/1/30	17,075	17,215
	Howmet Aerospace Inc.	5.900%	2/1/27	7,164	7,329
	Howmet Aerospace Inc.	6.750%	1/15/28	1,035	1,091
	Howmet Aerospace Inc.	3.000%	1/15/29	12,973	12,341
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	12,509	12,177
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	12,520	11,536
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	19,885	20,205
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	1,387	1,339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	IDEX Corp.	4.950%	9/1/29	7,864	7,918
	Ingersoll Rand Inc.	5.197%	6/15/27	11,493	11,638
	Ingersoll Rand Inc.	5.400%	8/14/28	620	637
	Ingersoll Rand Inc.	5.176%	6/15/29	12,034	12,263
	Jacobs Engineering Group Inc.	6.350%	8/18/28	15,986	16,708
	JB Hunt Transport Services Inc.	4.900%	3/15/30	4,335	4,362
[2]	John Deere Capital Corp.	4.750%	6/8/26	20,936	21,030
[2]	John Deere Capital Corp.	1.050%	6/17/26	9,023	8,724
[2]	John Deere Capital Corp.	5.150%	9/8/26	14,625	14,783
[2]	John Deere Capital Corp.	2.250%	9/14/26	13,009	12,669
[2]	John Deere Capital Corp.	1.300%	10/13/26	1,898	1,822
[2]	John Deere Capital Corp.	4.500%	1/8/27	9,678	9,731
[2]	John Deere Capital Corp.	1.700%	1/11/27	14,325	13,756
[2]	John Deere Capital Corp.	4.850%	3/5/27	8,279	8,365
[2]	John Deere Capital Corp.	2.350%	3/8/27	19,098	18,482
[2]	John Deere Capital Corp.	4.900%	6/11/27	16,131	16,351
[2]	John Deere Capital Corp.	4.150%	9/15/27	21,234	21,200
[2]	John Deere Capital Corp.	4.750%	1/20/28	23,640	23,965
[2]	John Deere Capital Corp.	4.900%	3/3/28	17,624	17,962
[2]	John Deere Capital Corp.	4.950%	7/14/28	37,302	38,062
	John Deere Capital Corp.	4.500%	1/16/29	11,608	11,688
[2]	John Deere Capital Corp.	3.450%	3/7/29	10,686	10,358
[2]	John Deere Capital Corp.	3.350%	4/18/29	10,017	9,681
[2]	John Deere Capital Corp.	4.850%	6/11/29	11,720	11,948
[2]	John Deere Capital Corp.	2.450%	1/9/30	25,792	23,735
	Johnson Controls International plc	5.500%	4/19/29	11,358	11,716
	Kennametal Inc.	4.625%	6/15/28	4,955	4,920
	Keysight Technologies Inc.	4.600%	4/6/27	15,586	15,607
	Keysight Technologies Inc.	3.000%	10/30/29	8,929	8,304
	L3Harris Technologies Inc.	3.850%	12/15/26	14,030	13,897
	L3Harris Technologies Inc.	5.400%	1/15/27	23,118	23,447
	L3Harris Technologies Inc.	4.400%	6/15/28	14,409	14,334
[2]	L3Harris Technologies Inc.	4.400%	6/15/28	16,986	16,935
	L3Harris Technologies Inc.	5.050%	6/1/29	13,330	13,531
	L3Harris Technologies Inc.	2.900%	12/15/29	6,021	5,572
	Lennox International Inc.	1.700%	8/1/27	5,100	4,783
	Lennox International Inc.	5.500%	9/15/28	9,654	9,908
	LKQ Corp.	5.750%	6/15/28	15,635	16,028
	Lockheed Martin Corp.	5.100%	11/15/27	15,545	15,913
	Lockheed Martin Corp.	4.500%	2/15/29	18,210	18,308
	MasTec Inc.	5.900%	6/15/29	9,680	9,951
[3]	Mileage Plus Holdings LLC	6.500%	6/20/27	7,502	7,523
	Nordson Corp.	5.600%	9/15/28	6,297	6,457
	Nordson Corp.	4.500%	12/15/29	10,230	10,113
	Norfolk Southern Corp.	2.900%	6/15/26	18,429	18,141
	Norfolk Southern Corp.	7.800%	5/15/27	12,766	13,584
	Norfolk Southern Corp.	3.150%	6/1/27	8,373	8,172
	Norfolk Southern Corp.	3.800%	8/1/28	25,518	25,103
	Norfolk Southern Corp.	2.550%	11/1/29	7,462	6,854
	Northrop Grumman Corp.	3.200%	2/1/27	13,268	13,016
	Northrop Grumman Corp.	3.250%	1/15/28	41,436	40,286
	Northrop Grumman Corp.	4.400%	5/1/30	11,000	10,916
	Northrop Grumman Corp.	4.650%	7/15/30	4,500	4,514
	nVent Finance Sarl	4.550%	4/15/28	6,912	6,886
	Oshkosh Corp.	4.600%	5/15/28	4,807	4,787
	Oshkosh Corp.	3.100%	3/1/30	4,400	4,052
	Otis Worldwide Corp.	2.293%	4/5/27	9,120	8,772
	Otis Worldwide Corp.	5.250%	8/16/28	11,474	11,764
	Otis Worldwide Corp.	2.565%	2/15/30	24,125	22,010
[2]	PACCAR Financial Corp.	5.050%	8/10/26	14,667	14,789
[2]	PACCAR Financial Corp.	4.500%	11/25/26	7,211	7,248
[2]	PACCAR Financial Corp.	2.000%	2/4/27	8,012	7,718
	PACCAR Financial Corp.	5.000%	5/13/27	5,278	5,358
	PACCAR Financial Corp.	4.450%	8/6/27	6,365	6,406
	PACCAR Financial Corp.	4.600%	1/10/28	9,347	9,443
	PACCAR Financial Corp.	4.550%	3/3/28	7,748	7,820
[2]	PACCAR Financial Corp.	4.950%	8/10/28	7,964	8,123
[2]	PACCAR Financial Corp.	4.600%	1/31/29	12,250	12,362
	PACCAR Financial Corp.	4.000%	9/26/29	1,727	1,703
	PACCAR Financial Corp.	4.550%	5/8/30	7,550	7,569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Parker-Hannifin Corp.	4.250%	9/15/27	30,413	30,367
	Parker-Hannifin Corp.	3.250%	6/14/29	19,706	18,863
	Parker-Hannifin Corp.	4.500%	9/15/29	19,423	19,500
	Regal Rexnord Corp.	6.050%	4/15/28	22,694	23,293
[2]	Regal Rexnord Corp.	6.300%	2/15/30	10,845	11,239
	Republic Services Inc.	2.900%	7/1/26	7,917	7,803
	Republic Services Inc.	3.375%	11/15/27	10,492	10,271
	Republic Services Inc.	3.950%	5/15/28	12,857	12,732
	Republic Services Inc.	4.875%	4/1/29	12,175	12,380
	Republic Services Inc.	2.300%	3/1/30	13,000	11,772
	Rockwell Automation Inc.	3.500%	3/1/29	7,560	7,333
	RTX Corp.	2.650%	11/1/26	5,779	5,640
	RTX Corp.	5.750%	11/8/26	22,649	23,041
	RTX Corp.	3.500%	3/15/27	28,736	28,282
	RTX Corp.	3.125%	5/4/27	22,362	21,842
	RTX Corp.	7.200%	8/15/27	465	491
	RTX Corp.	4.125%	11/16/28	47,004	46,524
	RTX Corp.	5.750%	1/15/29	8,002	8,344
	RTX Corp.	7.500%	9/15/29	7,260	8,052
[2]	Ryder System Inc.	1.750%	9/1/26	4,833	4,664
[2]	Ryder System Inc.	2.900%	12/1/26	7,703	7,495
[2]	Ryder System Inc.	2.850%	3/1/27	2,839	2,750
[2]	Ryder System Inc.	5.300%	3/15/27	10,324	10,450
[2]	Ryder System Inc.	5.650%	3/1/28	12,734	13,080
[2]	Ryder System Inc.	5.250%	6/1/28	14,420	14,698
	Ryder System Inc.	6.300%	12/1/28	3,718	3,904
[2]	Ryder System Inc.	5.375%	3/15/29	14,620	14,947
[2]	Ryder System Inc.	5.500%	6/1/29	3,730	3,825
[2]	Ryder System Inc.	4.950%	9/1/29	4,290	4,302
[2]	Ryder System Inc.	4.900%	12/1/29	4,500	4,508
	Ryder System Inc.	5.000%	3/15/30	4,904	4,921
[2]	Ryder System Inc.	4.850%	6/15/30	4,300	4,273
	Southwest Airlines Co.	3.000%	11/15/26	11,694	11,393
	Southwest Airlines Co.	5.125%	6/15/27	34,277	34,489
	Southwest Airlines Co.	3.450%	11/16/27	3,291	3,183
	Southwest Airlines Co.	2.625%	2/10/30	5,250	4,724
	Teledyne Technologies Inc.	2.250%	4/1/28	16,213	15,293
	Textron Inc.	3.650%	3/15/27	5,863	5,770
	Textron Inc.	3.900%	9/17/29	4,860	4,672
	Timken Co.	4.500%	12/15/28	6,683	6,628
	Trane Technologies Financing Ltd.	3.800%	3/21/29	12,430	12,210
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	10,035	9,844
	Trimble Inc.	4.900%	6/15/28	10,864	10,959
	Tyco Electronics Group SA	3.125%	8/15/27	9,128	8,877
	Union Pacific Corp.	3.950%	9/10/28	23,523	23,287
	Union Pacific Corp.	6.625%	2/1/29	3,292	3,545
	Union Pacific Corp.	3.700%	3/1/29	10,595	10,387
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	21,948	22,337
[2]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	156	146
[2]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	2,687	2,516
	United Parcel Service Inc.	2.400%	11/15/26	7,409	7,217
	United Parcel Service Inc.	3.050%	11/15/27	22,258	21,689
	United Parcel Service Inc.	3.400%	3/15/29	12,380	11,981
	United Parcel Service Inc.	2.500%	9/1/29	500	463
	Veralto Corp.	5.500%	9/18/26	8,240	8,331
	Veralto Corp.	5.350%	9/18/28	10,905	11,194
	Vontier Corp.	2.400%	4/1/28	2,893	2,715
	Waste Connections Inc.	4.250%	12/1/28	9,476	9,457
	Waste Connections Inc.	3.500%	5/1/29	10,871	10,537
	Waste Connections Inc.	2.600%	2/1/30	5,540	5,093
	Waste Management Inc.	4.950%	7/3/27	13,045	13,230
	Waste Management Inc.	3.150%	11/15/27	13,971	13,617
	Waste Management Inc.	1.150%	3/15/28	2,425	2,231
	Waste Management Inc.	4.500%	3/15/28	8,897	8,955
	Waste Management Inc.	4.875%	2/15/29	19,921	20,289
	Waste Management Inc.	2.000%	6/1/29	10,330	9,459
	Waste Management Inc.	4.625%	2/15/30	17,175	17,289
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	555	546
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	23,753	23,819
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/30	3,125	3,143

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Xylem Inc.	3.250%	11/1/26	6,710	6,596
	Xylem Inc.	1.950%	1/30/28	7,750	7,291
					2,794,190
Materials (2.2%)
	Air Products and Chemicals Inc.	1.850%	5/15/27	10,559	10,105
	Air Products and Chemicals Inc.	4.600%	2/8/29	13,905	14,045
	Air Products and Chemicals Inc.	2.050%	5/15/30	14,000	12,483
	Albemarle Corp.	4.650%	6/1/27	14,601	14,432
	Amcor Finance USA Inc.	4.500%	5/15/28	12,494	12,412
[3]	Amcor Flexibles North America Inc.	4.800%	3/17/28	6,590	6,608
[3]	Amcor Flexibles North America Inc.	5.100%	3/17/30	26,025	26,203
	Amcor Group Finance plc	5.450%	5/23/29	1,219	1,242
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	13,046	12,339
	ArcelorMittal SA	6.550%	11/29/27	33,357	34,591
	ArcelorMittal SA	4.250%	7/16/29	10,757	10,503
	Berry Global Inc.	1.650%	1/15/27	5,110	4,868
	Berry Global Inc.	5.500%	4/15/28	5,145	5,237
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	16,411	16,582
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	11,465	11,609
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	3,756	3,837
	BHP Billiton Finance USA Ltd.	5.000%	2/21/30	10,399	10,565
	Cabot Corp.	4.000%	7/1/29	4,442	4,295
	Carlisle Cos. Inc.	3.750%	12/1/27	9,938	9,732
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	2,852	2,768
	CRH SMW Finance DAC	5.200%	5/21/29	14,545	14,798
	CRH SMW Finance DAC	5.125%	1/9/30	19,300	19,612
	Dow Chemical Co.	4.800%	11/30/28	9,940	10,009
	DuPont de Nemours Inc.	4.725%	11/15/28	44,513	45,038
	Eastman Chemical Co.	4.500%	12/1/28	8,326	8,287
	Eastman Chemical Co.	5.000%	8/1/29	26,787	26,918
	Ecolab Inc.	2.700%	11/1/26	15,217	14,886
	Ecolab Inc.	1.650%	2/1/27	7,765	7,446
	Ecolab Inc.	5.250%	1/15/28	9,021	9,255
[1]	Ecolab Inc.	4.300%	6/15/28	3,000	3,008
	FMC Corp.	5.150%	5/18/26	16,584	16,689
	FMC Corp.	3.450%	10/1/29	4,561	4,199
	Freeport-McMoRan Inc.	5.000%	9/1/27	12,252	12,255
	Freeport-McMoRan Inc.	4.125%	3/1/28	11,124	10,931
	Freeport-McMoRan Inc.	4.375%	8/1/28	5,049	5,002
	Freeport-McMoRan Inc.	5.250%	9/1/29	1,841	1,856
	Freeport-McMoRan Inc.	4.250%	3/1/30	5,825	5,645
[3]	Holcim Finance US LLC	4.600%	4/7/27	2,901	2,904
[3]	Holcim Finance US LLC	4.700%	4/7/28	2,886	2,901
[3]	Holcim Finance US LLC	4.950%	4/7/30	21,600	21,737
	Huntsman International LLC	4.500%	5/1/29	16,656	15,595
	International Flavors & Fragrances Inc.	4.450%	9/26/28	1,875	1,857
	Kinross Gold Corp.	4.500%	7/15/27	7,866	7,851
	LYB International Finance II BV	3.500%	3/2/27	9,150	8,970
	Martin Marietta Materials Inc.	3.450%	6/1/27	5,634	5,509
	Martin Marietta Materials Inc.	3.500%	12/15/27	7,505	7,325
[2]	Martin Marietta Materials Inc.	2.500%	3/15/30	4,350	3,958
	Mosaic Co.	4.050%	11/15/27	1,965	1,940
	Mosaic Co.	5.375%	11/15/28	11,318	11,517
	Newmont Corp.	2.800%	10/1/29	13,895	13,043
	Newmont Corp.	3.250%	5/13/30	14,247	13,462
	Nucor Corp.	4.300%	5/23/27	13,654	13,659
	Nucor Corp.	3.950%	5/1/28	9,452	9,378
	Nucor Corp.	4.650%	6/1/30	5,902	5,889
	Nutrien Ltd.	4.000%	12/15/26	11,328	11,226
	Nutrien Ltd.	5.200%	6/21/27	4,880	4,941
	Nutrien Ltd.	4.900%	3/27/28	7,285	7,359
	Nutrien Ltd.	4.200%	4/1/29	19,853	19,536
	Nutrien Ltd.	2.950%	5/13/30	7,545	6,930
	PPG Industries Inc.	3.750%	3/15/28	20,536	20,152
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	10,452	11,273
	Rio Tinto Finance USA plc	4.375%	3/12/27	1,554	1,558
	Rio Tinto Finance USA plc	4.500%	3/14/28	7,345	7,374
	Rio Tinto Finance USA plc	4.875%	3/14/30	11,483	11,613
	RPM International Inc.	3.750%	3/15/27	10,112	9,953

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sherwin-Williams Co.	3.450%	6/1/27	25,915	25,445
	Sherwin-Williams Co.	2.300%	5/15/30	7,000	6,246
	Smurfit Kappa Treasury ULC	5.200%	1/15/30	25,325	25,617
	Sonoco Products Co.	4.450%	9/1/26	11,481	11,428
	Sonoco Products Co.	2.250%	2/1/27	2,953	2,843
	Sonoco Products Co.	4.600%	9/1/29	11,230	11,093
	Steel Dynamics Inc.	5.000%	12/15/26	6,000	5,996
	Steel Dynamics Inc.	1.650%	10/15/27	7,305	6,823
	Steel Dynamics Inc.	3.450%	4/15/30	7,000	6,581
	Suzano Austria GmbH	2.500%	9/15/28	5,520	5,072
	Suzano Austria GmbH	6.000%	1/15/29	28,059	28,613
	Suzano Austria GmbH	5.000%	1/15/30	16,877	16,505
	Suzano International Finance BV	5.500%	1/17/27	9,033	9,105
	Vulcan Materials Co.	3.900%	4/1/27	10,075	9,984
	Vulcan Materials Co.	4.950%	12/1/29	8,505	8,611
	Westlake Corp.	3.600%	8/15/26	16,530	16,285
	WestRock MWV LLC	8.200%	1/15/30	2,835	3,224
	WRKCo Inc.	3.900%	6/1/28	1,689	1,654
	WRKCo Inc.	4.900%	3/15/29	17,821	17,908
					918,733
Real Estate (3.9%)
	Agree LP	2.000%	6/15/28	1,846	1,714
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	6,805	6,737
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,300	1,282
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	6,530	5,961
	American Homes 4 Rent LP	4.250%	2/15/28	8,483	8,379
	American Homes 4 Rent LP	4.900%	2/15/29	8,558	8,604
	American Tower Corp.	3.375%	10/15/26	24,397	24,025
	American Tower Corp.	2.750%	1/15/27	16,903	16,417
	American Tower Corp.	3.125%	1/15/27	8,973	8,755
	American Tower Corp.	3.650%	3/15/27	3,716	3,657
	American Tower Corp.	3.550%	7/15/27	23,289	22,803
	American Tower Corp.	3.600%	1/15/28	5,448	5,324
	American Tower Corp.	1.500%	1/31/28	1,702	1,574
	American Tower Corp.	5.500%	3/15/28	18,018	18,434
	American Tower Corp.	5.250%	7/15/28	18,618	18,986
	American Tower Corp.	5.800%	11/15/28	13,655	14,172
	American Tower Corp.	5.200%	2/15/29	777	791
	American Tower Corp.	3.950%	3/15/29	13,367	13,010
	American Tower Corp.	3.800%	8/15/29	26,205	25,288
	American Tower Corp.	2.900%	1/15/30	200	185
	American Tower Corp.	5.000%	1/31/30	4,030	4,075
	American Tower Corp.	4.900%	3/15/30	13,296	13,370
[2]	AvalonBay Communities Inc.	2.900%	10/15/26	2,876	2,815
[2]	AvalonBay Communities Inc.	3.350%	5/15/27	1,560	1,530
[2]	AvalonBay Communities Inc.	3.200%	1/15/28	7,018	6,823
[2]	AvalonBay Communities Inc.	3.300%	6/1/29	7,325	7,002
[2]	AvalonBay Communities Inc.	2.300%	3/1/30	11,000	9,938
	Boston Properties LP	2.750%	10/1/26	17,150	16,685
	Boston Properties LP	6.750%	12/1/27	12,624	13,168
	Boston Properties LP	4.500%	12/1/28	18,464	18,206
	Boston Properties LP	3.400%	6/21/29	8,334	7,817
	Boston Properties LP	2.900%	3/15/30	8,995	8,144
	Brixmor Operating Partnership LP	4.125%	6/15/26	11,781	11,716
	Brixmor Operating Partnership LP	3.900%	3/15/27	7,720	7,619
	Brixmor Operating Partnership LP	4.125%	5/15/29	13,768	13,402
	Camden Property Trust	4.100%	10/15/28	6,329	6,268
	Camden Property Trust	3.150%	7/1/29	7,574	7,179
	CBRE Services Inc.	5.500%	4/1/29	9,963	10,237
	COPT Defense Properties LP	2.000%	1/15/29	8,534	7,651
	Crown Castle Inc.	3.700%	6/15/26	7,596	7,511
	Crown Castle Inc.	1.050%	7/15/26	16,184	15,521
	Crown Castle Inc.	2.900%	3/15/27	16,550	16,050
	Crown Castle Inc.	5.000%	1/11/28	35,423	35,631
	Crown Castle Inc.	3.800%	2/15/28	13,834	13,513
	Crown Castle Inc.	4.300%	2/15/29	13,113	12,865
	Crown Castle Inc.	5.600%	6/1/29	15,177	15,584
	Crown Castle Inc.	4.900%	9/1/29	15,439	15,467
	CubeSmart LP	3.125%	9/1/26	4,778	4,675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CubeSmart LP	2.250%	12/15/28	9,098	8,397
	CubeSmart LP	4.375%	2/15/29	12,823	12,627
	Digital Realty Trust LP	3.700%	8/15/27	21,715	21,372
	Digital Realty Trust LP	5.550%	1/15/28	18,756	19,208
	Digital Realty Trust LP	4.450%	7/15/28	1,287	1,282
	Digital Realty Trust LP	3.600%	7/1/29	15,624	15,026
	DOC DR LLC	4.300%	3/15/27	9,327	9,276
	DOC DR LLC	3.950%	1/15/28	4,068	4,001
	EPR Properties	4.500%	6/1/27	13,185	13,046
	EPR Properties	3.750%	8/15/29	3,065	2,891
	Equinix Inc.	2.900%	11/18/26	9,347	9,112
	Equinix Inc.	1.800%	7/15/27	10,638	10,077
	Equinix Inc.	1.550%	3/15/28	17,440	16,158
	Equinix Inc.	2.000%	5/15/28	6,171	5,761
	ERP Operating LP	2.850%	11/1/26	3,622	3,545
	ERP Operating LP	3.250%	8/1/27	1,330	1,297
	ERP Operating LP	4.150%	12/1/28	10,584	10,498
	ERP Operating LP	3.000%	7/1/29	10,534	9,947
	ERP Operating LP	2.500%	2/15/30	8,273	7,541
	Essex Portfolio LP	3.625%	5/1/27	9,868	9,690
	Essex Portfolio LP	1.700%	3/1/28	9,164	8,478
	Essex Portfolio LP	4.000%	3/1/29	10,609	10,348
	Essex Portfolio LP	3.000%	1/15/30	8,600	7,942
	Extra Space Storage LP	3.500%	7/1/26	10,678	10,562
	Extra Space Storage LP	5.700%	4/1/28	14,793	15,214
	Extra Space Storage LP	3.900%	4/1/29	13,392	12,986
	Extra Space Storage LP	4.000%	6/15/29	29	28
	Federal Realty OP LP	3.250%	7/15/27	8,501	8,246
	Federal Realty OP LP	5.375%	5/1/28	6,489	6,613
	GLP Capital LP	5.750%	6/1/28	10,275	10,464
	GLP Capital LP	5.300%	1/15/29	15,430	15,465
	GLP Capital LP	4.000%	1/15/30	20,762	19,622
	Healthcare Realty Holdings LP	3.500%	8/1/26	12,714	12,505
	Healthcare Realty Holdings LP	3.750%	7/1/27	2,502	2,446
	Healthcare Realty Holdings LP	3.100%	2/15/30	8,498	7,789
	Healthpeak OP LLC	1.350%	2/1/27	6,395	6,068
	Healthpeak OP LLC	2.125%	12/1/28	4,358	4,001
	Healthpeak OP LLC	3.500%	7/15/29	17,651	16,835
	Healthpeak OP LLC	3.000%	1/15/30	11,153	10,319
	Highwoods Realty LP	3.875%	3/1/27	1,071	1,047
	Highwoods Realty LP	4.125%	3/15/28	5,133	4,997
	Highwoods Realty LP	4.200%	4/15/29	10,258	9,851
	Highwoods Realty LP	3.050%	2/15/30	8,320	7,497
[2]	Host Hotels & Resorts LP	3.375%	12/15/29	9,780	9,054
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	12,356	11,467
	Jones Lang LaSalle Inc.	6.875%	12/1/28	591	630
	Kilroy Realty LP	4.750%	12/15/28	7,111	6,975
	Kilroy Realty LP	4.250%	8/15/29	6,785	6,412
	Kilroy Realty LP	3.050%	2/15/30	7,896	6,990
	Kimco Realty OP LLC	2.800%	10/1/26	9,285	9,063
	Kimco Realty OP LLC	3.800%	4/1/27	13,119	12,959
	Kimco Realty OP LLC	1.900%	3/1/28	1,909	1,783
	Kite Realty Group LP	4.000%	10/1/26	3,860	3,811
	LXP Industrial Trust	6.750%	11/15/28	3,400	3,578
	Mid-America Apartments LP	1.100%	9/15/26	5,480	5,250
	Mid-America Apartments LP	3.600%	6/1/27	13,913	13,705
	Mid-America Apartments LP	4.200%	6/15/28	6,844	6,786
	Mid-America Apartments LP	3.950%	3/15/29	15,009	14,713
	NNN REIT Inc.	3.600%	12/15/26	12,935	12,726
	NNN REIT Inc.	3.500%	10/15/27	8,210	8,011
	NNN REIT Inc.	4.300%	10/15/28	10,799	10,675
	Omega Healthcare Investors Inc.	4.500%	4/1/27	1,171	1,168
	Omega Healthcare Investors Inc.	4.750%	1/15/28	11,230	11,235
	Omega Healthcare Investors Inc.	3.625%	10/1/29	14,545	13,661
	Piedmont Operating Partnership LP	9.250%	7/20/28	12,179	13,455
	Piedmont Operating Partnership LP	6.875%	7/15/29	3,700	3,831
	Prologis LP	3.250%	6/30/26	7,142	7,052
	Prologis LP	3.250%	10/1/26	10,231	10,077
	Prologis LP	2.125%	4/15/27	6,190	5,951
	Prologis LP	3.375%	12/15/27	8,492	8,309

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prologis LP	4.875%	6/15/28	19,052	19,321
	Prologis LP	3.875%	9/15/28	2,469	2,435
	Prologis LP	4.000%	9/15/28	5,221	5,157
	Prologis LP	2.250%	4/15/30	18,000	16,168
	Public Storage Operating Co.	1.500%	11/9/26	16,759	16,084
	Public Storage Operating Co.	3.094%	9/15/27	3,866	3,763
	Public Storage Operating Co.	1.850%	5/1/28	7,767	7,251
	Public Storage Operating Co.	1.950%	11/9/28	8,415	7,777
	Public Storage Operating Co.	5.125%	1/15/29	5,832	5,985
	Public Storage Operating Co.	3.385%	5/1/29	9,463	9,117
	Realty Income Corp.	4.875%	6/1/26	14,361	14,393
	Realty Income Corp.	4.450%	9/15/26	4,205	4,195
	Realty Income Corp.	4.125%	10/15/26	11,189	11,132
	Realty Income Corp.	3.000%	1/15/27	12,917	12,626
	Realty Income Corp.	3.200%	1/15/27	1,974	1,928
	Realty Income Corp.	3.950%	8/15/27	11,287	11,181
	Realty Income Corp.	3.400%	1/15/28	13,969	13,626
	Realty Income Corp.	2.100%	3/15/28	260	244
	Realty Income Corp.	4.750%	2/15/29	13,613	13,674
	Realty Income Corp.	3.250%	6/15/29	9,212	8,758
	Realty Income Corp.	4.000%	7/15/29	3,946	3,852
	Realty Income Corp.	3.100%	12/15/29	16,681	15,615
	Realty Income Corp.	4.850%	3/15/30	7,200	7,260
	Regency Centers LP	3.600%	2/1/27	600	592
	Regency Centers LP	4.125%	3/15/28	3,052	3,034
	Regency Centers LP	2.950%	9/15/29	11,160	10,462
	Rexford Industrial Realty LP	5.000%	6/15/28	4,164	4,166
	Sabra Health Care LP	5.125%	8/15/26	11,101	11,084
	Simon Property Group LP	3.250%	11/30/26	12,478	12,272
	Simon Property Group LP	1.375%	1/15/27	8,749	8,340
	Simon Property Group LP	3.375%	6/15/27	8,249	8,097
	Simon Property Group LP	3.375%	12/1/27	10,296	10,057
	Simon Property Group LP	1.750%	2/1/28	15,859	14,835
	Simon Property Group LP	2.450%	9/13/29	27,722	25,499
	Store Capital LLC	4.500%	3/15/28	450	442
[3]	Store Capital LLC	5.400%	4/30/30	5,617	5,594
	Sun Communities Operating LP	2.300%	11/1/28	10,375	9,609
	Tanger Properties LP	3.875%	7/15/27	2,243	2,203
[2]	UDR Inc.	2.950%	9/1/26	5,103	4,997
[2]	UDR Inc.	4.400%	1/26/29	7,714	7,649
[2]	UDR Inc.	3.200%	1/15/30	10,175	9,561
	Ventas Realty LP	3.250%	10/15/26	7,347	7,201
	Ventas Realty LP	3.850%	4/1/27	9,406	9,283
	Ventas Realty LP	4.000%	3/1/28	13,251	13,042
	Ventas Realty LP	4.400%	1/15/29	18,236	18,049
	Ventas Realty LP	3.000%	1/15/30	4,020	3,721
	VICI Properties LP	4.750%	2/15/28	2,759	2,762
	VICI Properties LP	4.950%	2/15/30	15,750	15,639
	Welltower OP LLC	2.700%	2/15/27	8,066	7,858
	Welltower OP LLC	4.250%	4/15/28	15,101	15,060
	Welltower OP LLC	4.125%	3/15/29	8,892	8,780
	Welltower OP LLC	3.100%	1/15/30	11,545	10,837
	Weyerhaeuser Co.	4.000%	11/15/29	13,170	12,834
	WP Carey Inc.	3.850%	7/15/29	2,155	2,074
					1,623,137
Technology (8.1%)
	Accenture Capital Inc.	3.900%	10/4/27	29,275	29,064
	Accenture Capital Inc.	4.050%	10/4/29	33,522	33,094
	Adobe Inc.	2.150%	2/1/27	10,319	9,991
	Adobe Inc.	4.850%	4/4/27	4,355	4,408
	Adobe Inc.	4.750%	1/17/28	8,210	8,338
	Adobe Inc.	4.800%	4/4/29	13,688	13,967
	Adobe Inc.	4.950%	1/17/30	12,547	12,869
	Advanced Micro Devices Inc.	4.319%	3/24/28	13,300	13,359
	Analog Devices Inc.	3.500%	12/5/26	19,130	18,915
	Analog Devices Inc.	3.450%	6/15/27	6,696	6,598
	Apple Inc.	2.450%	8/4/26	49,579	48,629
	Apple Inc.	3.350%	2/9/27	1,896	1,874
	Apple Inc.	3.200%	5/11/27	42,517	41,863

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	3.000%	6/20/27	4,174	4,088
	Apple Inc.	2.900%	9/12/27	36,342	35,458
	Apple Inc.	3.000%	11/13/27	17,457	17,044
	Apple Inc.	1.200%	2/8/28	29,165	27,048
	Apple Inc.	4.000%	5/10/28	16,817	16,837
	Apple Inc.	4.000%	5/12/28	15,600	15,579
	Apple Inc.	1.400%	8/5/28	59,220	54,526
	Apple Inc.	3.250%	8/8/29	12,365	11,935
	Apple Inc.	2.200%	9/11/29	26,558	24,507
	Apple Inc.	4.200%	5/12/30	17,641	17,597
	Applied Materials Inc.	3.300%	4/1/27	16,674	16,425
	Applied Materials Inc.	4.800%	6/15/29	9,119	9,300
	Arrow Electronics Inc.	3.875%	1/12/28	7,650	7,486
	Arrow Electronics Inc.	5.150%	8/21/29	7,675	7,753
	Atlassian Corp.	5.250%	5/15/29	8,662	8,835
	Autodesk Inc.	3.500%	6/15/27	7,908	7,767
	Automatic Data Processing Inc.	1.700%	5/15/28	17,503	16,376
	Avnet Inc.	6.250%	3/15/28	732	756
	Broadcom Corp.	3.875%	1/15/27	51,374	50,943
	Broadcom Inc.	3.459%	9/15/26	20,561	20,301
	Broadcom Inc.	5.050%	7/12/27	24,394	24,707
	Broadcom Inc.	4.150%	2/15/28	9,875	9,825
	Broadcom Inc.	4.800%	4/15/28	26,090	26,392
	Broadcom Inc.	4.110%	9/15/28	27,617	27,403
[3]	Broadcom Inc.	4.000%	4/15/29	23,836	23,399
	Broadcom Inc.	4.750%	4/15/29	35,492	35,762
	Broadcom Inc.	5.050%	7/12/29	51,004	51,927
	Broadcom Inc.	5.050%	4/15/30	29,385	29,857
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	6,179	6,087
	Cadence Design Systems Inc.	4.200%	9/10/27	6,121	6,097
	Cadence Design Systems Inc.	4.300%	9/10/29	17,227	17,097
	CDW LLC	2.670%	12/1/26	22,131	21,460
	CDW LLC	4.250%	4/1/28	4,670	4,595
	CDW LLC	3.250%	2/15/29	17,206	16,155
	CDW LLC	5.100%	3/1/30	8,400	8,397
	CGI Inc.	1.450%	9/14/26	1,352	1,299
[3]	CGI Inc.	4.950%	3/14/30	10,610	10,612
	Cintas Corp. No. 2	3.700%	4/1/27	32,956	32,610
	Cintas Corp. No. 2	4.200%	5/1/28	9,150	9,136
	Cisco Systems Inc.	2.500%	9/20/26	28,334	27,755
	Cisco Systems Inc.	4.800%	2/26/27	19,659	19,858
	Cisco Systems Inc.	4.550%	2/24/28	16,800	16,970
	Cisco Systems Inc.	4.850%	2/26/29	60,572	61,774
	Cisco Systems Inc.	4.750%	2/24/30	25,882	26,297
	Concentrix Corp.	6.650%	8/2/26	12,437	12,658
	Concentrix Corp.	6.600%	8/2/28	886	930
	Dell International LLC	6.020%	6/15/26	52,285	52,769
	Dell International LLC	4.900%	10/1/26	40,125	40,238
	Dell International LLC	5.250%	2/1/28	20,252	20,676
	Dell International LLC	4.750%	4/1/28	8,370	8,406
	Dell International LLC	5.300%	10/1/29	35,742	36,461
	Dell International LLC	4.350%	2/1/30	4,240	4,163
	Dell International LLC	5.000%	4/1/30	15,629	15,711
	DXC Technology Co.	2.375%	9/15/28	18,264	16,721
	Equifax Inc.	5.100%	12/15/27	7,426	7,499
	Equifax Inc.	5.100%	6/1/28	18,694	18,922
	Equifax Inc.	4.800%	9/15/29	16,816	16,787
	Fidelity National Information Services Inc.	1.650%	3/1/28	16,017	14,840
	Fiserv Inc.	3.200%	7/1/26	40,865	40,275
	Fiserv Inc.	2.250%	6/1/27	23,581	22,566
	Fiserv Inc.	5.450%	3/2/28	20,622	21,093
	Fiserv Inc.	5.375%	8/21/28	7,983	8,171
	Fiserv Inc.	4.200%	10/1/28	20,517	20,299
	Fiserv Inc.	3.500%	7/1/29	56,943	54,293
	Flex Ltd.	4.875%	6/15/29	2,034	2,026
	Flex Ltd.	4.875%	5/12/30	9,600	9,528
	Hewlett Packard Enterprise Co.	4.450%	9/25/26	17,048	17,023
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	6,532	6,521
	Hewlett Packard Enterprise Co.	5.250%	7/1/28	12,890	13,128
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	44,668	44,301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HP Inc.	1.450%	6/17/26	11,131	10,765
	HP Inc.	3.000%	6/17/27	18,668	18,060
	HP Inc.	4.750%	1/15/28	19,456	19,509
	HP Inc.	4.000%	4/15/29	15,321	14,846
	HP Inc.	5.400%	4/25/30	14,300	14,481
	Hubbell Inc.	3.150%	8/15/27	5,235	5,080
	Hubbell Inc.	3.500%	2/15/28	9,031	8,803
	IBM International Capital Pte. Ltd.	4.600%	2/5/27	2,162	2,168
	IBM International Capital Pte. Ltd.	4.600%	2/5/29	13,405	13,444
	Intel Corp.	3.750%	3/25/27	21,778	21,462
	Intel Corp.	3.150%	5/11/27	28,174	27,397
	Intel Corp.	3.750%	8/5/27	15,580	15,299
	Intel Corp.	4.875%	2/10/28	11,429	11,521
	Intel Corp.	1.600%	8/12/28	18,548	16,897
	Intel Corp.	4.000%	8/5/29	10,164	9,856
	Intel Corp.	2.450%	11/15/29	56,710	51,289
	Intel Corp.	3.900%	3/25/30	19,421	18,593
	International Business Machines Corp.	3.300%	1/27/27	4,736	4,657
	International Business Machines Corp.	1.700%	5/15/27	28,499	27,119
	International Business Machines Corp.	4.150%	7/27/27	2,811	2,798
	International Business Machines Corp.	4.500%	2/6/28	28,778	28,950
	International Business Machines Corp.	3.500%	5/15/29	59,154	57,069
[2]	International Business Machines Corp.	4.800%	2/10/30	17,983	18,142
	Intuit Inc.	5.250%	9/15/26	1,000	1,011
	Intuit Inc.	5.125%	9/15/28	13,569	13,940
	Jabil Inc.	3.950%	1/12/28	11,211	11,027
	Jabil Inc.	5.450%	2/1/29	6,707	6,809
	Juniper Networks Inc.	3.750%	8/15/29	6,736	6,496
	KLA Corp.	4.100%	3/15/29	15,625	15,509
	Kyndryl Holdings Inc.	2.050%	10/15/26	15,460	14,912
	Kyndryl Holdings Inc.	2.700%	10/15/28	8,333	7,812
	Lam Research Corp.	4.000%	3/15/29	26,096	25,738
	Leidos Inc.	4.375%	5/15/30	11,075	10,792
	Marvell Technology Inc.	2.450%	4/15/28	11,464	10,809
	Marvell Technology Inc.	5.750%	2/15/29	9,322	9,631
	Microchip Technology Inc.	4.900%	3/15/28	15,620	15,673
	Microchip Technology Inc.	5.050%	3/15/29	17,305	17,421
	Microchip Technology Inc.	5.050%	2/15/30	9,915	9,946
	Micron Technology Inc.	5.375%	4/15/28	16,840	17,180
	Micron Technology Inc.	5.327%	2/6/29	24,561	24,921
	Micron Technology Inc.	6.750%	11/1/29	21,269	22,739
	Microsoft Corp.	2.400%	8/8/26	56,337	55,236
	Microsoft Corp.	3.300%	2/6/27	54,289	53,665
	Moody's Corp.	4.250%	2/1/29	14,113	14,024
	Motorola Solutions Inc.	4.600%	2/23/28	10,087	10,102
	Motorola Solutions Inc.	5.000%	4/15/29	9,380	9,481
	NetApp Inc.	2.375%	6/22/27	2,943	2,812
	Nokia OYJ	4.375%	6/12/27	400	397
	NVIDIA Corp.	3.200%	9/16/26	8,268	8,175
	NVIDIA Corp.	1.550%	6/15/28	31,559	29,322
	NXP BV	3.875%	6/18/26	10,076	9,998
	NXP BV	3.150%	5/1/27	5,866	5,713
	NXP BV	5.550%	12/1/28	2,495	2,556
	NXP BV	4.300%	6/18/29	15,941	15,632
	NXP BV	3.400%	5/1/30	15,000	14,010
	Oracle Corp.	2.650%	7/15/26	56,536	55,335
	Oracle Corp.	2.800%	4/1/27	34,945	33,947
	Oracle Corp.	3.250%	11/15/27	38,300	37,254
	Oracle Corp.	2.300%	3/25/28	45,126	42,620
	Oracle Corp.	4.500%	5/6/28	432	434
	Oracle Corp.	4.800%	8/3/28	21,392	21,613
[2]	Oracle Corp.	4.200%	9/27/29	38,694	38,125
	Oracle Corp.	2.950%	4/1/30	40,439	37,452
	Oracle Corp.	2.875%	3/25/31	17,435	15,724
	Paychex Inc.	5.100%	4/15/30	37,426	37,933
	Qorvo Inc.	4.375%	10/15/29	7,383	7,090
	QUALCOMM Inc.	3.250%	5/20/27	29,200	28,717
	QUALCOMM Inc.	1.300%	5/20/28	1,487	1,372
	Quanta Services Inc.	4.750%	8/9/27	12,145	12,193
	RELX Capital Inc.	4.000%	3/18/29	18,585	18,339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RELX Capital Inc.	4.750%	3/27/30	4,622	4,659
	RELX Capital Inc.	3.000%	5/22/30	80	75
	Roper Technologies Inc.	3.800%	12/15/26	11,954	11,845
	Roper Technologies Inc.	4.200%	9/15/28	8,051	7,993
	Roper Technologies Inc.	2.950%	9/15/29	3,456	3,233
	Roper Technologies Inc.	4.500%	10/15/29	7,419	7,375
	S&P Global Inc.	2.950%	1/22/27	1,959	1,920
	S&P Global Inc.	2.450%	3/1/27	8,263	8,015
	S&P Global Inc.	4.750%	8/1/28	14,249	14,386
	S&P Global Inc.	2.700%	3/1/29	23,492	22,119
	S&P Global Inc.	4.250%	5/1/29	18,374	18,248
	Salesforce Inc.	3.700%	4/11/28	23,003	22,743
	Salesforce Inc.	1.500%	7/15/28	25,603	23,633
	Skyworks Solutions Inc.	1.800%	6/1/26	16,857	16,321
	Synopsys Inc.	4.550%	4/1/27	7,195	7,205
	Synopsys Inc.	4.650%	4/1/28	6,267	6,305
	Synopsys Inc.	4.850%	4/1/30	29,901	30,154
	TD SYNNEX Corp.	1.750%	8/9/26	14,638	14,091
	Texas Instruments Inc.	1.125%	9/15/26	4,577	4,403
	Texas Instruments Inc.	4.600%	2/15/28	13,915	14,079
	Texas Instruments Inc.	4.600%	2/8/29	18,301	18,503
	Texas Instruments Inc.	2.250%	9/4/29	15,847	14,592
	Texas Instruments Inc.	4.500%	5/23/30	15,500	15,548
	TSMC Arizona Corp.	1.750%	10/25/26	22,952	22,097
	TSMC Arizona Corp.	3.875%	4/22/27	13,377	13,236
	TSMC Arizona Corp.	4.125%	4/22/29	8,022	7,926
	Verisk Analytics Inc.	4.125%	3/15/29	13,030	12,823
	VMware LLC	1.400%	8/15/26	26,958	25,956
	VMware LLC	3.900%	8/21/27	25,012	24,674
	VMware LLC	1.800%	8/15/28	6,029	5,520
	VMware LLC	4.700%	5/15/30	11,075	11,015
	Western Digital Corp.	2.850%	2/1/29	1,418	1,296
	Workday Inc.	3.500%	4/1/27	12,445	12,234
	Workday Inc.	3.700%	4/1/29	14,061	13,618
					3,372,688
Utilities (6.2%)
	AEP Texas Inc.	5.450%	5/15/29	11,522	11,797
	AEP Transmission Co. LLC	3.100%	12/1/26	9,486	9,293
	AES Corp.	5.450%	6/1/28	25,421	25,753
	Algonquin Power & Utilities Corp.	5.365%	6/15/26	1,170	1,176
	Ameren Corp.	1.950%	3/15/27	9,399	8,999
	Ameren Corp.	5.000%	1/15/29	14,404	14,573
	American Electric Power Co. Inc.	5.750%	11/1/27	8,405	8,650
[2]	American Electric Power Co. Inc.	4.300%	12/1/28	16,596	16,446
	American Electric Power Co. Inc.	5.200%	1/15/29	24,398	24,872
[2]	American Electric Power Co. Inc.	7.050%	12/15/54	5,550	5,703
	American Electric Power Co. Inc.	3.875%	2/15/62	974	928
	American Water Capital Corp.	2.950%	9/1/27	11,669	11,317
	American Water Capital Corp.	3.750%	9/1/28	4,016	3,940
	American Water Capital Corp.	3.450%	6/1/29	7,411	7,117
	American Water Capital Corp.	2.800%	5/1/30	4,150	3,808
[2]	Appalachian Power Co.	3.300%	6/1/27	8,649	8,446
	Arizona Public Service Co.	2.600%	8/15/29	10,220	9,420
	Atmos Energy Corp.	3.000%	6/15/27	16,031	15,641
	Atmos Energy Corp.	2.625%	9/15/29	13,766	12,794
	Avangrid Inc.	3.800%	6/1/29	1,016	981
	Baltimore Gas & Electric Co.	2.400%	8/15/26	7,508	7,335
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	11,565	11,253
	Black Hills Corp.	3.150%	1/15/27	7,699	7,509
	Black Hills Corp.	5.950%	3/15/28	1,624	1,678
	Black Hills Corp.	3.050%	10/15/29	8,852	8,225
[2]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	8,817	8,588
[2]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	5,169	5,048
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	7,419	7,595
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/30	14,353	14,491
	CenterPoint Energy Inc.	1.450%	6/1/26	9,165	8,885
	CenterPoint Energy Inc.	5.400%	6/1/29	11,551	11,876
	CenterPoint Energy Inc.	2.950%	3/1/30	6,050	5,590
[2]	CenterPoint Energy Inc.	7.000%	2/15/55	4,950	5,088

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Inc.	6.700%	5/15/55	7,360	7,366
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	15,226	15,524
	Commonwealth Edison Co.	2.550%	6/15/26	684	671
	Commonwealth Edison Co.	3.700%	8/15/28	9,460	9,300
	Connecticut Light & Power Co.	4.950%	1/15/30	11,775	11,954
[2]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	11,699	11,380
[2]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	16,727	16,551
[2]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	4,950	4,716
	Constellation Energy Generation LLC	5.600%	3/1/28	12,955	13,351
	Consumers Energy Co.	4.650%	3/1/28	17,249	17,408
	Consumers Energy Co.	4.900%	2/15/29	10,752	10,914
	Consumers Energy Co.	4.600%	5/30/29	8,128	8,174
	Consumers Energy Co.	4.700%	1/15/30	16,825	16,956
[2]	Dominion Energy Inc.	2.850%	8/15/26	10,519	10,295
[2]	Dominion Energy Inc.	3.600%	3/15/27	1,486	1,464
	Dominion Energy Inc.	4.600%	5/15/28	6,100	6,115
[2]	Dominion Energy Inc.	3.375%	4/1/30	24,150	22,672
[2]	Dominion Energy Inc.	6.875%	2/1/55	14,525	15,029
	DTE Electric Co.	4.850%	12/1/26	4,864	4,914
	DTE Electric Co.	4.250%	5/14/27	2,100	2,098
	DTE Energy Co.	2.850%	10/1/26	9,860	9,640
	DTE Energy Co.	4.950%	7/1/27	125	126
	DTE Energy Co.	4.875%	6/1/28	16,787	16,931
	DTE Energy Co.	5.100%	3/1/29	21,912	22,216
[2]	DTE Energy Co.	3.400%	6/15/29	11,624	11,056
	DTE Energy Co.	5.200%	4/1/30	24,939	25,377
	Duke Energy Carolinas LLC	2.450%	8/15/29	12,801	11,852
	Duke Energy Carolinas LLC	4.850%	3/15/30	4,765	4,846
	Duke Energy Corp.	2.650%	9/1/26	34,861	34,113
	Duke Energy Corp.	3.150%	8/15/27	2,229	2,171
	Duke Energy Corp.	5.000%	12/8/27	24,083	24,368
	Duke Energy Corp.	4.300%	3/15/28	14,985	14,949
	Duke Energy Corp.	4.850%	1/5/29	15,755	15,919
	Duke Energy Corp.	3.400%	6/15/29	13,820	13,198
	Duke Energy Corp.	3.250%	1/15/82	7,008	6,676
	Duke Energy Florida LLC	3.200%	1/15/27	21,626	21,248
	Duke Energy Florida LLC	2.500%	12/1/29	9,218	8,500
	Duke Energy Progress LLC	4.350%	3/6/27	4,717	4,732
	Duke Energy Progress LLC	3.700%	9/1/28	10,774	10,584
	Duke Energy Progress LLC	3.450%	3/15/29	13,731	13,282
	Edison International	5.750%	6/15/27	861	866
	Edison International	4.125%	3/15/28	4,787	4,604
	Edison International	5.250%	11/15/28	12,204	12,021
	Edison International	5.450%	6/15/29	10,275	10,138
	Edison International	6.950%	11/15/29	14,493	15,035
	Emera US Finance LP	3.550%	6/15/26	13,821	13,639
	Enel Americas SA	4.000%	10/25/26	9,748	9,669
	Enel Chile SA	4.875%	6/12/28	15,128	15,048
	Entergy Arkansas LLC	4.000%	6/1/28	9,528	9,450
	Entergy Corp.	2.950%	9/1/26	18,569	18,205
	Entergy Corp.	7.125%	12/1/54	22,896	23,442
	Entergy Louisiana LLC	3.250%	4/1/28	455	442
	Entergy Texas Inc.	4.000%	3/30/29	997	982
	Essential Utilities Inc.	4.800%	8/15/27	8,675	8,722
	Essential Utilities Inc.	3.566%	5/1/29	7,363	7,057
	Evergy Inc.	2.900%	9/15/29	16,156	15,055
	Evergy Kansas Central Inc.	2.550%	7/1/26	9,003	8,830
	Evergy Kansas Central Inc.	3.100%	4/1/27	3,537	3,458
[2]	Eversource Energy	1.400%	8/15/26	3,392	3,259
	Eversource Energy	2.900%	3/1/27	18,196	17,696
	Eversource Energy	4.600%	7/1/27	7,706	7,716
[2]	Eversource Energy	3.300%	1/15/28	5,442	5,264
	Eversource Energy	5.450%	3/1/28	31,566	32,258
	Eversource Energy	5.950%	2/1/29	14,339	14,899
[2]	Eversource Energy	4.250%	4/1/29	9,106	8,955
	Exelon Corp.	2.750%	3/15/27	21,832	21,192
	Exelon Corp.	5.150%	3/15/28	26,578	27,042
	Exelon Corp.	5.150%	3/15/29	1,825	1,860
	Exelon Corp.	4.050%	4/15/30	22,000	21,444
[2]	FirstEnergy Corp.	3.900%	7/15/27	26,970	26,565

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FirstEnergy Corp.	2.650%	3/1/30	12,220	11,099
[2]	Florida Power & Light Co.	3.300%	5/30/27	4	4
	Florida Power & Light Co.	5.050%	4/1/28	3,581	3,659
	Florida Power & Light Co.	4.400%	5/15/28	27,293	27,411
	Fortis Inc.	3.055%	10/4/26	17,472	17,122
	Georgia Power Co.	5.004%	2/23/27	449	455
	Georgia Power Co.	3.250%	3/30/27	10,861	10,667
	Georgia Power Co.	4.650%	5/16/28	20,689	20,878
[2]	Georgia Power Co.	2.650%	9/15/29	11,021	10,255
	Georgia Power Co.	4.550%	3/15/30	10,005	10,024
	Interstate Power & Light Co.	4.100%	9/26/28	2,020	1,992
	Interstate Power & Light Co.	3.600%	4/1/29	7,000	6,743
	ITC Holdings Corp.	3.350%	11/15/27	15,663	15,226
	MidAmerican Energy Co.	3.100%	5/1/27	7,403	7,264
	MidAmerican Energy Co.	3.650%	4/15/29	17,271	16,853
	Mississippi Power Co.	3.950%	3/30/28	2	2
	National Fuel Gas Co.	5.500%	10/1/26	1,933	1,948
	National Fuel Gas Co.	3.950%	9/15/27	8,300	8,137
	National Fuel Gas Co.	4.750%	9/1/28	8,440	8,389
	National Fuel Gas Co.	5.500%	3/15/30	4,140	4,222
	National Grid plc	5.602%	6/12/28	16,814	17,297
[2]	National Rural Utilities Cooperative Finance Corp.	5.600%	11/13/26	630	640
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	7,003	6,839
[2]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	8,004	8,108
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/27	12,293	12,242
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	19,873	19,398
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	14,873	15,027
[2]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	9,208	9,369
[2]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	15,151	15,327
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	8,540	8,302
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	6,113	6,249
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/30	10,334	10,484
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	3,435	3,119
	National Rural Utilities Cooperative Finance Corp.	7.125%	9/15/53	146	151
[2]	Nevada Power Co.	3.700%	5/1/29	8,334	8,116
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	23,938	22,973
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	38,918	38,230
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	30,578	30,667
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/28	14,552	14,709
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	19,652	19,855
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	2,611	2,419
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	5,960	5,739
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	18,194	16,838
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/30	18,866	19,143
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	19,044	19,357
[2]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	6,615	6,255
[2]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	4,175	4,073
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	18,475	17,525
	NiSource Inc.	3.490%	5/15/27	22,264	21,814
	NiSource Inc.	5.250%	3/30/28	22,865	23,300
	NiSource Inc.	5.200%	7/1/29	4,539	4,626
	NiSource Inc.	2.950%	9/1/29	7,884	7,382
	NiSource Inc.	3.600%	5/1/30	15,000	14,277
	NiSource Inc.	6.950%	11/30/54	7,740	7,915
	NSTAR Electric Co.	3.200%	5/15/27	11,162	10,931
	NSTAR Electric Co.	4.850%	3/1/30	6,777	6,825
	NSTAR Electric Co.	3.950%	4/1/30	702	682
	OGE Energy Corp.	5.450%	5/15/29	5,675	5,845
[2]	Ohio Power Co.	2.600%	4/1/30	75	68
[3]	Oncor Electric Delivery Co. LLC	4.500%	3/20/27	4,278	4,287
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	7,332	7,336
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	6,230	6,488
	Oncor Electric Delivery Co. LLC	4.650%	11/1/29	12,329	12,385
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	10,215	9,374
	ONE Gas Inc.	5.100%	4/1/29	8,018	8,177
	Pacific Gas & Electric Co.	3.300%	3/15/27	13,913	13,535
	Pacific Gas & Electric Co.	2.100%	8/1/27	32,053	30,239
	Pacific Gas & Electric Co.	3.300%	12/1/27	18,928	18,196
	Pacific Gas & Electric Co.	3.000%	6/15/28	17,837	16,824
	Pacific Gas & Electric Co.	3.750%	7/1/28	14,972	14,432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pacific Gas & Electric Co.	4.650%	8/1/28	2,880	2,848
	Pacific Gas & Electric Co.	6.100%	1/15/29	15,051	15,543
	Pacific Gas & Electric Co.	5.550%	5/15/29	16,775	17,003
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	9,646	9,243
	Pinnacle West Capital Corp.	4.900%	5/15/28	3,200	3,223
	Pinnacle West Capital Corp.	5.150%	5/15/30	3,000	3,036
[2]	Public Service Electric & Gas Co.	2.250%	9/15/26	2,133	2,079
[2]	Public Service Electric & Gas Co.	3.000%	5/15/27	3,127	3,057
[2]	Public Service Electric & Gas Co.	3.700%	5/1/28	986	971
[2]	Public Service Electric & Gas Co.	3.200%	5/15/29	5,753	5,515
[2]	Public Service Electric & Gas Co.	2.450%	1/15/30	8,267	7,559
	Public Service Enterprise Group Inc.	5.875%	10/15/28	13,194	13,722
	Public Service Enterprise Group Inc.	5.200%	4/1/29	14,135	14,430
	Public Service Enterprise Group Inc.	4.900%	3/15/30	6,539	6,582
	San Diego Gas & Electric Co.	4.950%	8/15/28	10,292	10,469
	Sempra	3.250%	6/15/27	10,201	9,928
	Sempra	3.400%	2/1/28	10,568	10,281
	Sempra	3.700%	4/1/29	6,704	6,476
	Sempra	4.125%	4/1/52	15,881	15,029
	Sempra	6.875%	10/1/54	16,820	16,466
	Sempra	6.625%	4/1/55	5,500	5,185
	Southern California Edison Co.	4.400%	9/6/26	9,359	9,321
	Southern California Edison Co.	4.875%	2/1/27	10,323	10,333
[2]	Southern California Edison Co.	4.700%	6/1/27	9,975	9,942
	Southern California Edison Co.	5.850%	11/1/27	20,695	21,157
	Southern California Edison Co.	5.300%	3/1/28	20,601	20,815
	Southern California Edison Co.	5.650%	10/1/28	15,932	16,251
[2]	Southern California Edison Co.	4.200%	3/1/29	9,657	9,400
	Southern California Edison Co.	5.150%	6/1/29	13,040	13,119
	Southern California Edison Co.	5.250%	3/15/30	14,300	14,361
[2]	Southern California Gas Co.	2.600%	6/15/26	7,983	7,828
	Southern California Gas Co.	2.950%	4/15/27	6,350	6,188
[2]	Southern California Gas Co.	2.550%	2/1/30	11,580	10,544
	Southern Co.	3.250%	7/1/26	36,755	36,306
	Southern Co.	5.113%	8/1/27	1,717	1,737
	Southern Co.	4.850%	6/15/28	16,316	16,522
	Southern Co.	5.500%	3/15/29	13,390	13,877
[2]	Southern Co.	3.700%	4/30/30	15,000	14,365
[2]	Southern Co.	3.750%	9/15/51	15,938	15,578
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	11,922	11,766
	Southwest Gas Corp.	5.800%	12/1/27	1,493	1,529
	Southwest Gas Corp.	5.450%	3/23/28	8,535	8,699
[2]	Southwestern Electric Power Co.	2.750%	10/1/26	13,778	13,435
[2]	Southwestern Electric Power Co.	4.100%	9/15/28	9,808	9,644
	Tampa Electric Co.	4.900%	3/1/29	7,825	7,949
	Union Electric Co.	2.950%	6/15/27	11,041	10,757
	Union Electric Co.	3.500%	3/15/29	15,397	14,889
	United Utilities plc	6.875%	8/15/28	5,822	6,208
[2]	Virginia Electric & Power Co.	3.500%	3/15/27	11,436	11,295
[2]	Virginia Electric & Power Co.	3.750%	5/15/27	420	415
[2]	Virginia Electric & Power Co.	2.875%	7/15/29	11,350	10,682
	WEC Energy Group Inc.	5.150%	10/1/27	12,646	12,817
	WEC Energy Group Inc.	4.750%	1/15/28	10,370	10,454
	WEC Energy Group Inc.	2.200%	12/15/28	6,564	6,060
	Wisconsin Electric Power Co.	5.000%	5/15/29	9,100	9,289
	Wisconsin Power & Light Co.	3.050%	10/15/27	337	326
	Wisconsin Power & Light Co.	3.000%	7/1/29	4,550	4,279
	Wisconsin Public Service Corp.	4.550%	12/1/29	4,675	4,710
	Xcel Energy Inc.	3.350%	12/1/26	12,354	12,123
	Xcel Energy Inc.	1.750%	3/15/27	18,354	17,463
	Xcel Energy Inc.	4.750%	3/21/28	3,660	3,678
	Xcel Energy Inc.	4.000%	6/15/28	11,254	11,079
	Xcel Energy Inc.	2.600%	12/1/29	11,670	10,668
					2,570,506
Total Corporate Bonds (Cost $40,824,997)					40,958,828

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[5]	Vanguard Market Liquidity Fund (Cost $493,214)	4.342%	4,932,636	493,214
Total Investments (99.9%) (Cost $41,380,615)				41,514,471
Other Assets and Liabilities—Net (0.1%)				34,311
Net Assets (100%)				41,548,782
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2025.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $307,583, representing 0.7% of net assets.
4	Securities with a value of $6,175 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2025	2,257	244,179	(185)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	62,429	—	62,429
Corporate Bonds	—	40,958,828	—	40,958,828
Temporary Cash Investments	493,214	—	—	493,214
Total	493,214	41,021,257	—	41,514,471

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(185)	—	—	(185)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.